UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Annual Report

August 31, 2017

Contents

Note to shareholders
Fidelity® Large Cap Growth Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to shareholders:

During 2018, Fidelity’s Large-Cap, Mid-Cap and International Enhanced Index Funds will begin investing all or substantially all of their assets in a “master portfolio.” The master portfolio will be an affiliated mutual fund with an investment objective and investment strategies substantially the same as the existing enhanced index mutual funds. This is commonly referred to as a master-feeder structure. In this structure, a fund does not invest in securities directly and instead invests in a master portfolio that, in turn, invests directly in securities. Fidelity will file preliminary registration statements for five multi-factor, enhanced index exchange-traded funds (ETFs) with the Securities and Exchange Commission (SEC) that, if approved, also will invest in the master portfolio.

In order to facilitate the conversion of the Large-Cap, Mid-Cap and International Enhanced Index Funds to a master-feeder structure, the following changes were made: the fiscal year-end of each fund changed to August 31 from February 28; and each fund is now allowed to pay dividends quarterly instead of semiannually, and capital gains once a year instead of twice. In addition, pursuant with the conversion, the funds will disclose the full holdings of the underlying master portfolios daily with no lag, rather than the current monthly disclosure with a 30-day lag.

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Growth Enhanced Index Fund	17.49%	14.40%	8.65%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Enhanced Index Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$22,930	Fidelity® Large Cap Growth Enhanced Index Fund
$24,535	Russell 1000® Growth Index

Fidelity® Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index returned 5.65% for the six months ending August 31, 2017. Following a strong start to 2017, equity markets leveled off in March amid fading optimism for President Trump’s pro-business agenda and stalled efforts by Congress to repeal and replace the Affordable Care Act (ACA). Upward momentum soon returned and continued until the index cooled off in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. In a stark reversal from 2016, growth-oriented stocks handily topped their value counterparts. Among sectors, information technology (+15%) was a standout, surging as a handful of major index constituents posted strong returns. Health care (+9%) also topped the broader market, climbing from April to period end following renewed efforts to reconsider the ACA. Conversely, financials (+1%) lagged because sentiment regarding the potential for reduced regulation and lower taxes faded as the White House turned its attention to other initiatives. Rising interest rates held back real estate (+4%). Investors’ general preference for risk assets, coupled with increased competition, hampered consumer staples (+1%) and telecommunication services (-5%). Lastly, lower oil prices sent energy (-10%) to the bottom of the sector performance rankings.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the six months ending August 31, 2017 – the period since our previous annual report – the fund gained 7.04%, trailing the 10.69% return of the benchmark Russell 1000® Growth Index. Within the broad large-cap growth stock universe, the fund was somewhat more exposed to lower-valuation stocks, which detracted from results. At the same time, growth and momentum were desirable characteristics these past six months, but our generally low exposure to these factors muted the positive impact on the fund. Looking more closely at the portfolio, stock picking in the information technology sector was by far the biggest source of difficulty. In this category, Seagate Technology, a maker of hard disk drives that twice reported weaker-than-expected financial results this period, especially hurt results. Other information technology detractors included our underweighting in graphics-processing company NVIDIA, a strong performer, and diversified technology firm IBM, which we overweighted for the stock’s valuation characteristics but which nevertheless struggled. Stock picking in consumer discretionary was a secondary detractor. In this group, an overweight in home products retailer Bed Bath & Beyond – which we maintained largely due to the company’s attractive valuation and profitability factors – hampered results, as the company disappointed in an increasingly competitive retail environment. We ultimately sold the fund’s stake in Bed Bath & Beyond in July. On the positive side, two of our top individual contributors of the period were aircraft manufacturer Boeing and industrial conglomerate General Electric. Boeing’s stock rose throughout the period and especially sharply in July on stronger-than-expected earnings. Meanwhile, our models led us to mostly avoid GE. This positioning was helpful in light of the stock’s struggles. We did not hold a GE position at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	7.7	6.4
Microsoft Corp.	4.3	3.7
Facebook, Inc. Class A	3.9	3.1
Amazon.com, Inc.	3.3	3.4
Alphabet, Inc. Class C	2.7	1.6
Alphabet, Inc. Class A	2.4	2.2
UnitedHealth Group, Inc.	2.1	1.7
Comcast Corp. Class A	2.0	1.1
Home Depot, Inc.	2.0	1.2
PepsiCo, Inc.	1.7	1.7
	32.1

Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.3	33.6
Consumer Discretionary	19.9	21.1
Health Care	15.5	17.7
Industrials	10.2	9.6
Consumer Staples	6.8	8.2
Materials	2.9	2.6
Financials	2.6	1.4
Telecommunication Services	1.0	1.8
Real Estate	0.6	0.9
Energy	0.2	1.3

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.6%

As of February 28, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.6%

Fidelity® Large Cap Growth Enhanced Index Fund

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 1.4%
BorgWarner, Inc.	22,237	$1,032,019
Delphi Automotive PLC	14,763	1,423,153
Gentex Corp.	273,610	4,998,855
Lear Corp.	37,389	5,591,151
		13,045,178
Diversified Consumer Services - 0.5%
H&R Block, Inc.	171,853	4,595,349
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	12,754	1,046,976
Extended Stay America, Inc. unit	11,354	222,425
Las Vegas Sands Corp.	37,702	2,345,441
McDonald's Corp.	32,914	5,265,253
Park Hotels & Resorts, Inc.	176,471	4,710,011
Royal Caribbean Cruises Ltd.	37,837	4,709,193
Starbucks Corp.	24,739	1,357,182
		19,656,481
Household Durables - 1.5%
D.R. Horton, Inc.	149,229	5,394,628
PulteGroup, Inc.	58,059	1,499,083
Taylor Morrison Home Corp. (a)	199,502	4,033,930
Toll Brothers, Inc.	78,574	3,061,243
Whirlpool Corp.	181	31,063
		14,019,947
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	31,572	30,959,503
Liberty Interactive Corp. QVC Group Series A (a)	219,293	4,850,761
Netflix, Inc. (a)	5,024	877,743
Priceline Group, Inc. (a)	1,296	2,400,296
		39,088,303
Media - 3.9%
AMC Networks, Inc. Class A (a)	4,222	256,613
Charter Communications, Inc. Class A (a)	5,951	2,371,712
Comcast Corp. Class A	460,038	18,682,143
Discovery Communications, Inc.:
Class A (a)(b)	18,934	420,524
Class C (non-vtg.) (a)	1,289	27,082
Sinclair Broadcast Group, Inc. Class A	34,125	1,032,281
The Walt Disney Co.	129,821	13,137,885
		35,928,240
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	34,855	2,775,852
Target Corp.	84,166	4,589,572
		7,365,424
Specialty Retail - 4.6%
Best Buy Co., Inc.	65,977	3,579,912
Dick's Sporting Goods, Inc.	33,167	874,282
Foot Locker, Inc.	58,343	2,055,424
Gap, Inc.	205,062	4,843,564
Home Depot, Inc.	119,748	17,946,633
Lowe's Companies, Inc.	59,931	4,428,302
Ross Stores, Inc.	61,012	3,566,151
Williams-Sonoma, Inc. (b)	99,316	4,568,536
		41,862,804
Textiles, Apparel & Luxury Goods - 0.9%
Carter's, Inc.	30,774	2,668,414
Columbia Sportswear Co.	2,040	116,872
Michael Kors Holdings Ltd. (a)	111,174	4,693,766
NIKE, Inc. Class B	19,794	1,045,321
		8,524,373

TOTAL CONSUMER DISCRETIONARY		184,086,099

CONSUMER STAPLES - 6.8%
Beverages - 2.3%
PepsiCo, Inc.	137,955	15,965,532
The Coca-Cola Co.	123,700	5,634,535
		21,600,067
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	5,515	864,421
CVS Health Corp.	61,436	4,751,460
Kroger Co.	245,636	5,372,059
Wal-Mart Stores, Inc.	61,685	4,815,748
Walgreens Boots Alliance, Inc.	73,295	5,973,543
		21,777,231
Food Products - 0.7%
Campbell Soup Co.	44,413	2,051,881
Tyson Foods, Inc. Class A	76,025	4,812,383
		6,864,264
Household Products - 0.2%
Procter & Gamble Co.	14,770	1,362,828
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	4,712	286,631
Tobacco - 1.2%
Altria Group, Inc.	160,546	10,178,616
Philip Morris International, Inc.	5,704	666,969
		10,845,585

TOTAL CONSUMER STAPLES		62,736,606

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Devon Energy Corp.	62,784	1,971,418
FINANCIALS - 2.6%
Capital Markets - 1.9%
BGC Partners, Inc. Class A	66,708	866,537
Evercore, Inc. Class A	47,241	3,564,333
Federated Investors, Inc. Class B (non-vtg.) (b)	140,623	3,840,414
Lazard Ltd. Class A	6,224	266,947
LPL Financial	61,473	2,879,395
Moelis & Co. Class A	10,861	427,923
Morningstar, Inc.	27,665	2,287,896
Raymond James Financial, Inc.	5,165	404,523
T. Rowe Price Group, Inc.	32,272	2,722,466
		17,260,434
Consumer Finance - 0.4%
Capital One Financial Corp.	40,243	3,203,745
Diversified Financial Services - 0.0%
Leucadia National Corp.	7,551	178,808
Insurance - 0.3%
Allstate Corp.	32,778	2,966,409
FNF Group	1,479	71,347
		3,037,756

TOTAL FINANCIALS		23,680,743

HEALTH CARE - 15.5%
Biotechnology - 6.1%
AbbVie, Inc.	190,525	14,346,533
Amgen, Inc.	44,821	7,967,829
Biogen, Inc. (a)	31,899	10,097,947
Bioverativ, Inc.	3,335	189,061
Celgene Corp. (a)	59,478	8,263,279
Gilead Sciences, Inc.	133,620	11,185,330
United Therapeutics Corp. (a)(b)	36,931	4,830,575
		56,880,554
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	84,200	5,223,768
C.R. Bard, Inc.	2,695	864,583
Masimo Corp. (a)	44,117	3,722,592
Medtronic PLC	8,314	670,275
		10,481,218
Health Care Providers & Services - 4.8%
Aetna, Inc.	15,694	2,474,944
Centene Corp. (a)	59,508	5,287,286
Cigna Corp.	13,652	2,485,483
Express Scripts Holding Co. (a)	80,087	5,031,065
Humana, Inc.	30,119	7,759,257
UnitedHealth Group, Inc.	99,519	19,794,329
Wellcare Health Plans, Inc. (a)	6,819	1,191,143
		44,023,507
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	146,981	8,889,411
Eli Lilly & Co.	103,794	8,437,414
Johnson & Johnson	66,263	8,771,233
Merck & Co., Inc.	85,987	5,491,130
Pfizer, Inc.	22,649	768,254
		32,357,442

TOTAL HEALTH CARE		143,742,721

INDUSTRIALS - 10.2%
Aerospace & Defense - 3.0%
Lockheed Martin Corp.	5,941	1,814,322
Northrop Grumman Corp.	13,478	3,668,846
Raytheon Co.	28,088	5,112,297
Spirit AeroSystems Holdings, Inc. Class A	21,000	1,564,500
The Boeing Co.	64,800	15,529,968
		27,689,933
Air Freight & Logistics - 0.3%
FedEx Corp.	6,229	1,335,373
United Parcel Service, Inc. Class B	10,131	1,158,581
		2,493,954
Airlines - 0.9%
Alaska Air Group, Inc.	14,013	1,046,211
Copa Holdings SA Class A	2,181	270,597
Southwest Airlines Co.	130,655	6,812,352
		8,129,160
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	31,864	1,436,748
LSC Communications, Inc.	50,220	809,044
		2,245,792
Construction & Engineering - 0.1%
EMCOR Group, Inc.	18,518	1,222,929
Industrial Conglomerates - 1.6%
3M Co.	54,355	11,105,814
Honeywell International, Inc.	22,856	3,160,299
		14,266,113
Machinery - 2.2%
Allison Transmission Holdings, Inc.	141,923	4,928,986
Caterpillar, Inc.	596	70,024
Cummins, Inc.	33,720	5,374,294
Deere & Co.	61,878	7,173,517
Illinois Tool Works, Inc.	1,074	147,686
Ingersoll-Rand PLC	20,511	1,751,434
Snap-On, Inc. (b)	954	140,782
Toro Co.	17,581	1,084,396
		20,671,119
Professional Services - 0.7%
Manpower, Inc.	11,428	1,274,336
Robert Half International, Inc.	114,652	5,193,736
		6,468,072
Road & Rail - 1.2%
Union Pacific Corp.	101,635	10,702,166

TOTAL INDUSTRIALS		93,889,238

INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 1.1%
Cisco Systems, Inc.	146,140	4,707,169
F5 Networks, Inc. (a)	43,220	5,159,604
Motorola Solutions, Inc.	2,373	209,109
		10,075,882
Electronic Equipment & Components - 0.6%
CDW Corp.	17,510	1,110,484
Corning, Inc.	120,232	3,457,872
TE Connectivity Ltd.	9,637	767,105
		5,335,461
Internet Software & Services - 9.0%
Alphabet, Inc.:
Class A (a)	23,184	22,146,284
Class C (a)	26,576	24,963,634
Facebook, Inc. Class A (a)	210,444	36,190,055
		83,299,973
IT Services - 5.3%
Accenture PLC Class A	55,423	7,247,111
Alliance Data Systems Corp.	23,995	5,410,873
Automatic Data Processing, Inc.	3,251	346,134
Booz Allen Hamilton Holding Corp. Class A	46,633	1,590,652
Broadridge Financial Solutions, Inc.	9,517	743,563
Cognizant Technology Solutions Corp. Class A	50,948	3,605,590
CSRA, Inc.	7,263	228,857
First Data Corp. Class A (a)	16,317	300,396
Genpact Ltd.	4,608	131,098
IBM Corp.	78,614	11,244,160
MasterCard, Inc. Class A	36,128	4,815,862
Maximus, Inc.	12,296	747,351
PayPal Holdings, Inc. (a)	6,914	426,456
Total System Services, Inc.	26,001	1,797,189
Vantiv, Inc. (a)	3,222	227,763
Visa, Inc. Class A	97,530	10,096,306
		48,959,361
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	190,370	8,589,494
Broadcom Ltd.	12,625	3,182,384
Intel Corp.	137,622	4,826,404
KLA-Tencor Corp.	62,433	5,849,348
Lam Research Corp.	41,583	6,901,946
Maxim Integrated Products, Inc.	55,164	2,573,952
Micron Technology, Inc. (a)	143,374	4,583,667
MKS Instruments, Inc.	8,298	683,340
NVIDIA Corp.	20,991	3,556,715
NXP Semiconductors NV (a)	6,594	744,858
ON Semiconductor Corp. (a)	91,736	1,566,851
Skyworks Solutions, Inc.	12,552	1,322,479
Texas Instruments, Inc.	127,455	10,555,823
		54,937,261
Software - 8.1%
Activision Blizzard, Inc.	26,562	1,741,405
Adobe Systems, Inc. (a)	57,341	8,897,030
Cadence Design Systems, Inc. (a)	9,638	378,677
Citrix Systems, Inc. (a)	70,491	5,513,101
Electronic Arts, Inc. (a)	64,192	7,799,328
Intuit, Inc.	54,816	7,753,723
Microsoft Corp.	525,919	39,322,964
Red Hat, Inc. (a)	33,837	3,637,478
Salesforce.com, Inc. (a)	1,448	138,270
		75,181,976
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	435,314	71,391,494
HP, Inc.	234,887	4,481,644
NetApp, Inc.	70,212	2,714,396
Seagate Technology LLC (b)	57,746	1,820,731
Western Digital Corp.	58,424	5,157,086
		85,565,351

TOTAL INFORMATION TECHNOLOGY		363,355,265

MATERIALS - 2.9%
Chemicals - 1.8%
E.I. du Pont de Nemours & Co.	47,140	3,956,460
LyondellBasell Industries NV Class A	65,915	5,971,240
Monsanto Co.	19,484	2,283,525
The Chemours Co. LLC	93,893	4,607,330
		16,818,555
Metals & Mining - 0.7%
Freeport-McMoRan, Inc. (a)	94,967	1,403,612
Steel Dynamics, Inc.	135,320	4,661,774
		6,065,386
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	149,723	3,814,942

TOTAL MATERIALS		26,698,883

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	416	61,589
Gaming & Leisure Properties	26,076	1,021,918
Weyerhaeuser Co.	144,003	4,695,938
		5,779,445
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	185,590	8,902,752
TOTAL COMMON STOCKS
(Cost $730,070,832)		914,843,170
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,188,573)	1,200,000	1,188,634
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.11% (d)	7,830,661	$7,832,227
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	13,303,878	13,305,208
TOTAL MONEY MARKET FUNDS
(Cost $21,136,394)		21,137,435
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $752,395,799)		937,169,239
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(12,837,641)
NET ASSETS - 100%		$924,331,598

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	74	Sept. 2017	$9,139,370	$154,545	$154,545

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $400,173.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Cash Central Fund	$49,578	$29,341
Fidelity Securities Lending Cash Central Fund	9,351	81,478
Total	$58,929	$110,819

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$184,086,099	$184,086,099	$--	$--
Consumer Staples	62,736,606	62,736,606	--	--
Energy	1,971,418	1,971,418	--	--
Financials	23,680,743	23,680,743	--	--
Health Care	143,742,721	143,742,721	--	--
Industrials	93,889,238	93,889,238	--	--
Information Technology	363,355,265	363,355,265	--	--
Materials	26,698,883	26,698,883	--	--
Real Estate	5,779,445	5,779,445	--	--
Telecommunication Services	8,902,752	8,902,752	--	--
U.S. Government and Government Agency Obligations	1,188,634	--	1,188,634	--
Money Market Funds	21,137,435	21,137,435	--	--
Total Investments in Securities:	$937,169,239	$935,980,605	$1,188,634	$--
Derivative Instruments:
Assets
Futures Contracts	$154,545	$154,545	$--	$--
Total Assets	$154,545	$154,545	$--	$--
Total Derivative Instruments:	$154,545	$154,545	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$154,545	$0
Total Equity Risk	154,545	0
Total Value of Derivatives	$154,545	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $13,129,943) — See accompanying schedule: Unaffiliated issuers (cost $731,259,405)	$916,031,804
Fidelity Central Funds (cost $21,136,394)	21,137,435
Total Investment in Securities (cost $752,395,799)		$937,169,239
Receivable for investments sold		13,670,917
Receivable for fund shares sold		644,746
Dividends receivable		1,542,929
Distributions receivable from Fidelity Central Funds		7,630
Receivable for daily variation margin for on futures contracts		52,507
Total assets		953,087,968
Liabilities
Payable for investments purchased	$12,867,175
Payable for fund shares redeemed	2,290,031
Accrued management fee	298,719
Collateral on securities loaned	13,300,445
Total liabilities		28,756,370
Net Assets		$924,331,598
Net Assets consist of:
Paid in capital		$720,882,599
Undistributed net investment income		6,064,111
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,456,903
Net unrealized appreciation (depreciation) on investments		184,927,985
Net Assets, for 52,485,566 shares outstanding		$924,331,598
Net Asset Value, offering price and redemption price per share ($924,331,598 ÷ 52,485,566 shares)		$17.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Six months ended August 31, 2017	Year ended February 28, 2017
Investment Income
Dividends	$8,216,288	$12,051,939
Interest	3,632	26,155
Income from Fidelity Central Funds (including $9,351 and $81,478, respectively, from security lending)	58,929	110,819
Total income	8,278,849	12,188,913
Expenses
Management fee	$1,680,849	$1,942,461
Transfer agent fees	105,657	972,530
Independent trustees' fees and expenses	8,622	2,693
Miscellaneous	1,364	1,829
Total expenses before reductions	1,796,492	2,919,513
Expense reductions	(138)	(217)
Total expenses	1,796,354	2,919,296
Net investment income (loss)	6,482,495	9,269,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,512,419	9,159,061
Fidelity Central Funds	275	2,866
Foreign currency transactions	11	9
Futures contracts	1,022,906	1,863,288
Total net realized gain (loss)	16,535,611	11,025,224
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	38,753,818	101,591,221
Fidelity Central Funds	(2,068)	–
Futures contracts	(459,998)	444,062
Total change in net unrealized appreciation (depreciation)	38,291,752	102,035,283
Net gain (loss)	54,827,363	113,060,507
Net increase (decrease) in net assets resulting from operations	$61,309,858	$122,330,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,482,495	$9,269,617	$5,942,877
Net realized gain (loss)	16,535,611	11,025,224	4,493,035
Change in net unrealized appreciation (depreciation)	38,291,752	102,035,283	(38,693,142)
Net increase (decrease) in net assets resulting from operations	61,309,858	122,330,124	(28,257,230)
Distributions to shareholders from net investment income	(2,076,402)	(7,111,776)	(5,276,402)
Distributions to shareholders from net realized gain	(8,201,785)	–	(14,162,511)
Total distributions	(10,278,187)	(7,111,776)	(19,438,913)
Share transactions
Proceeds from sales of shares	148,068,388	438,141,867	205,196,525
Reinvestment of distributions	9,882,890	6,777,223	18,634,238
Cost of shares redeemed	(110,113,958)	(183,763,026)	(131,133,765)
Net increase (decrease) in net assets resulting from share transactions	47,837,320	261,156,064	92,696,998
Total increase (decrease) in net assets	98,868,991	376,374,412	45,000,855
Net Assets
Beginning of period	825,462,607	449,088,195	404,087,340
End of period	$924,331,598	$825,462,607	$449,088,195
Other Information
Undistributed net investment income end of period	$6,064,111	$2,048,261	$284
Shares
Sold	8,778,514	28,762,124	13,841,828
Issued in reinvestment of distributions	600,784	429,482	1,270,101
Redeemed	(6,458,191)	(12,024,884)	(8,915,319)
Net increase (decrease)	2,921,107	17,166,722	6,196,610

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Growth Enhanced Index Fund

Year ended August 31,	2017 A	2017 B	2016 C	2015 B	2014 B	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$16.65	$13.86	$15.42	$14.22	$11.77	$10.93
Income from Investment Operations
Net investment income (loss)D	.12	.22	.20	.20	.18	.20
Net realized and unrealized gain (loss)	1.04	2.73	(1.09)	2.15	3.15	.81
Total from investment operations	1.16	2.95	(.89)	2.35	3.33	1.01
Distributions from net investment income	(.04)	(.16)	(.18)	(.15)	(.17)	(.17)
Distributions from net realized gain	(.16)	–	(.49)	(1.00)	(.71)	–
Total distributions	(.20)	(.16)	(.67)	(1.15)	(.88)	(.17)
Net asset value, end of period	$17.61	$16.65	$13.86	$15.42	$14.22	$11.77
Total ReturnE,F	7.04%	21.33%	(6.01)%	17.46%	29.08%	9.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	.40%I	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.40%I	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.40%I	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.44%I	1.43%	1.38%	1.37%	1.41%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$924,332	$825,463	$449,088	$404,087	$248,855	$171,392
Portfolio turnover rateJ	110%I	86%	89%	69%	83%	87%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Value Enhanced Index Fund	13.15%	13.67%	5.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Enhanced Index Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$17,846	Fidelity® Large Cap Value Enhanced Index Fund
$17,847	Russell 1000® Value Index

Fidelity® Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index returned 5.65% for the six months ending August 31, 2017. Following a strong start to 2017, equity markets leveled off in March amid fading optimism for President Trump’s pro-business agenda and stalled efforts by Congress to repeal and replace the Affordable Care Act (ACA). Upward momentum soon returned and continued until the index cooled off in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. In a stark reversal from 2016, growth-oriented stocks handily topped their value counterparts. Among sectors, information technology (+15%) was a standout, surging as a handful of major index constituents posted strong returns. Health care (+9%) also topped the broader market, climbing from April to period end following renewed efforts to reconsider the ACA. Conversely, financials (+1%) lagged because sentiment regarding the potential for reduced regulation and lower taxes faded as the White House turned its attention to other initiatives. Rising interest rates held back real estate (+4%). Investors’ general preference for risk assets, coupled with increased competition, hampered consumer staples (+1%) and telecommunication services (-5%). Lastly, lower oil prices sent energy (-10%) to the bottom of the sector performance rankings.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the six months ending August 31, 2017 – the period since our previous annual report – the fund gained 0.79%, outperforming the 0.46% return of the benchmark Russell 1000® Value Index. Within the broad large-cap value stock universe, the fund was somewhat more exposed to stocks with momentum and growth characteristics, while being somewhat less exposed to lower-valuation stocks. We’d also point out that stocks selected by our models in the consumer discretionary, information technology and health care sectors created the biggest drag. These three sectors combined to make up a much larger portion of the fund than they did in the benchmark. The fund was well positioned in the energy sector. Good stock picking here added value, along with an underweighting in this lagging category, which was a byproduct of our bottom-up process. Among individual names, the fund especially was helped by its modest exposure to oil-field services giant Schlumberger and by avoiding exploration and production company Anadarko Petroleum, two benchmark components hampered by continued weakness in oil prices. Elsewhere, the fund’s overweighting in electronics retailer Best Buy was helpful. Best Buy’s shares rose in the first half of the period on a solid earnings report, while our subsequent decision to gradually scale back the fund’s position proved timely in light of weaker share-price performance late in the period. On the negative side, hard-disk drive maker Seagate Technology twice reported weaker-than-expected financial results this period, hurting the fund’s performance. Also detracting was grocery chain Kroger, which we first purchased in March and, due largely to its attractive valuation characteristics, added to the position over time.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.2	3.3
JPMorgan Chase & Co.	3.2	3.4
Johnson & Johnson	2.7	2.9
Bank of America Corp.	2.5	2.7
Wells Fargo & Co.	2.4	2.8
Berkshire Hathaway, Inc. Class B	2.4	2.3
AT&T, Inc.	2.3	2.7
Procter & Gamble Co.	2.3	2.5
Pfizer, Inc.	2.2	2.1
Citigroup, Inc.	2.0	1.0
	25.2

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.3	25.0
Health Care	15.8	12.5
Consumer Staples	10.7	8.5
Information Technology	9.9	11.5
Consumer Discretionary	9.1	6.2
Energy	8.1	10.4
Industrials	8.0	8.7
Utilities	5.2	4.9
Materials	3.0	4.7
Real Estate	2.7	2.8

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.5%

As of February 28, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.1%

Fidelity® Large Cap Value Enhanced Index Fund

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.8%
Gentex Corp.	351,850	$6,428,300
Lear Corp.	108,920	16,287,897
Tenneco, Inc.	53,042	2,874,876
		25,591,073
Automobiles - 0.9%
Ford Motor Co.	255,125	2,814,029
General Motors Co.	708,654	25,894,217
		28,708,246
Diversified Consumer Services - 0.0%
H&R Block, Inc.	18,688	499,717
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	121,827	8,464,540
Darden Restaurants, Inc.	2,511	206,128
Park Hotels & Resorts, Inc.	484,955	12,943,449
Royal Caribbean Cruises Ltd.	43,358	5,396,337
		27,010,454
Household Durables - 0.6%
CalAtlantic Group, Inc.	42,261	1,468,570
D.R. Horton, Inc.	286,876	10,370,567
PulteGroup, Inc.	62,860	1,623,045
Taylor Morrison Home Corp. (a)	94,976	1,920,415
Toll Brothers, Inc.	41,997	1,636,203
		17,018,800
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (a)	338,434	7,486,160
Media - 1.4%
Charter Communications, Inc. Class A (a)	8,334	3,321,432
MSG Network, Inc. Class A (a)	132,859	2,849,826
Tegna, Inc.	549,084	6,929,440
The Walt Disney Co.	142,536	14,424,643
Time Warner, Inc.	138,532	14,005,585
		41,530,926
Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	18,536	1,476,207
Kohl's Corp.	224,988	8,950,023
Macy's, Inc.	831,258	17,265,229
Target Corp.	426,606	23,262,825
		50,954,284
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc.	404,743	11,166,859
Best Buy Co., Inc.	107,819	5,850,259
Dick's Sporting Goods, Inc.	149,323	3,936,154
Foot Locker, Inc.	333,771	11,758,752
GameStop Corp. Class A	331,993	6,141,871
Gap, Inc. (b)	702,689	16,597,514
Office Depot, Inc.	300,538	1,289,308
Signet Jewelers Ltd.	74,805	4,717,951
		61,458,668
Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd. (a)	394,712	16,664,741

TOTAL CONSUMER DISCRETIONARY		276,923,069

CONSUMER STAPLES - 10.7%
Beverages - 0.4%
PepsiCo, Inc.	101,013	11,690,234
Food & Staples Retailing - 4.2%
CVS Health Corp.	457,372	35,373,150
Kroger Co.	793,843	17,361,346
Wal-Mart Stores, Inc.	577,977	45,122,664
Walgreens Boots Alliance, Inc.	380,253	30,990,620
		128,847,780
Food Products - 2.7%
Archer Daniels Midland Co.	427,311	17,656,491
Bunge Ltd.	210,986	15,745,885
ConAgra Foods, Inc.	79,230	2,571,806
Fresh Del Monte Produce, Inc.	9,807	460,831
Ingredion, Inc.	40,030	4,956,515
Mondelez International, Inc.	13,174	535,655
Pilgrim's Pride Corp. (a)(b)	21,642	637,357
Sanderson Farms, Inc. (b)	12,755	1,881,618
The J.M. Smucker Co.	172,764	18,098,757
Tyson Foods, Inc. Class A	311,556	19,721,495
		82,266,410
Household Products - 2.6%
Colgate-Palmolive Co.	107,837	7,725,443
Procter & Gamble Co.	765,754	70,656,122
		78,381,565
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	21,490	1,307,237
Tobacco - 0.8%
Philip Morris International, Inc.	220,026	25,727,640

TOTAL CONSUMER STAPLES		328,220,866

ENERGY - 8.1%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	11,334	384,223
Dril-Quip, Inc. (a)(b)	139,382	5,233,794
Schlumberger Ltd.	116,981	7,429,463
		13,047,480
Oil, Gas & Consumable Fuels - 7.7%
Andeavor	37,708	3,776,456
Chevron Corp.	479,797	51,635,753
ConocoPhillips Co.	660,489	28,836,950
Devon Energy Corp.	617,554	19,391,196
Exxon Mobil Corp.	1,282,846	97,919,631
Marathon Oil Corp.	57,446	638,800
Marathon Petroleum Corp.	165,448	8,677,748
Southwestern Energy Co. (a)	224,273	1,222,288
Valero Energy Corp.	343,198	23,371,784
World Fuel Services Corp.	21,413	739,605
		236,210,211

TOTAL ENERGY		249,257,691

FINANCIALS - 23.3%
Banks - 11.3%
Bank of America Corp.	3,174,787	75,845,661
Citigroup, Inc.	923,962	62,857,135
Citizens Financial Group, Inc.	55,548	1,840,305
Fifth Third Bancorp	232,650	6,079,145
JPMorgan Chase & Co.	1,068,418	97,108,512
PNC Financial Services Group, Inc.	27,737	3,478,497
Regions Financial Corp.	1,311,109	18,499,748
TCF Financial Corp.	62,482	970,345
U.S. Bancorp	118,157	6,055,546
Wells Fargo & Co.	1,442,302	73,658,363
		346,393,257
Capital Markets - 3.0%
Bank of New York Mellon Corp.	351,561	18,379,609
Federated Investors, Inc. Class B (non-vtg.) (b)	88,225	2,409,425
Goldman Sachs Group, Inc.	161,550	36,145,197
LPL Financial	20,874	977,738
Morgan Stanley	662,623	30,149,347
Thomson Reuters Corp.	67,469	3,085,069
		91,146,385
Consumer Finance - 1.5%
American Express Co.	9,886	851,185
Capital One Financial Corp.	46,083	3,668,668
Discover Financial Services	316,034	18,630,204
Navient Corp.	100,476	1,326,283
Synchrony Financial	711,485	21,906,623
		46,382,963
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	401,084	72,660,377
Donnelley Financial Solutions, Inc.	35,799	766,457
Leucadia National Corp.	686,237	16,250,092
		89,676,926
Insurance - 2.9%
AFLAC, Inc.	291,463	24,060,271
Allstate Corp.	34,441	3,116,911
American National Insurance Co.	4,789	554,135
Aspen Insurance Holdings Ltd.	111,746	5,050,919
Assured Guaranty Ltd.	278,775	11,859,089
Chubb Ltd.	9,894	1,399,209
CNA Financial Corp.	6,489	318,350
Everest Re Group Ltd.	32,020	8,084,410
First American Financial Corp.	31,090	1,525,275
FNF Group	100,533	4,849,712
Loews Corp.	37,887	1,764,776
Old Republic International Corp.	210,812	4,024,401
Prudential Financial, Inc.	118,852	12,132,412
The Travelers Companies, Inc.	61,664	7,472,444
Unum Group	9,429	454,289
		86,666,603
Mortgage Real Estate Investment Trusts - 1.7%
AGNC Investment Corp.	482,733	10,398,069
Annaly Capital Management, Inc.	1,509,188	18,864,850
Chimera Investment Corp.	672,243	12,819,674
MFA Financial, Inc.	1,184,321	10,398,338
		52,480,931
Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	12,258	479,043

TOTAL FINANCIALS		713,226,108

HEALTH CARE - 15.8%
Biotechnology - 2.3%
Amgen, Inc.	158,502	28,176,901
Gilead Sciences, Inc.	298,095	24,953,532
United Therapeutics Corp. (a)(b)	125,900	16,467,720
		69,598,153
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	104,708	5,333,826
Baxter International, Inc.	368,639	22,870,364
Danaher Corp.	104,630	8,728,235
Medtronic PLC	416,441	33,573,473
		70,505,898
Health Care Providers & Services - 3.8%
Aetna, Inc.	25,837	4,074,495
Anthem, Inc.	146,248	28,670,458
Centene Corp. (a)	222,159	19,738,827
Cigna Corp.	22,075	4,018,975
DaVita HealthCare Partners, Inc. (a)	13,585	795,538
Express Scripts Holding Co. (a)	392,032	24,627,450
Humana, Inc.	65,032	16,753,544
McKesson Corp.	48,851	7,293,943
UnitedHealth Group, Inc.	56,997	11,336,703
		117,309,933
Life Sciences Tools & Services - 0.1%
Bruker Corp.	149,013	4,334,788
Pharmaceuticals - 7.3%
Allergan PLC	59,718	13,704,087
Johnson & Johnson	627,377	83,045,893
Merck & Co., Inc.	905,974	57,855,500
Mylan N.V. (a)	47,386	1,491,711
Pfizer, Inc.	1,970,114	66,826,267
		222,923,458

TOTAL HEALTH CARE		484,672,230

INDUSTRIALS - 8.0%
Aerospace & Defense - 2.6%
Huntington Ingalls Industries, Inc.	44,833	9,592,469
Northrop Grumman Corp.	16,185	4,405,719
Raytheon Co.	137,091	24,951,933
Spirit AeroSystems Holdings, Inc. Class A	243,302	18,125,999
Textron, Inc.	26,373	1,294,651
United Technologies Corp.	175,134	20,967,042
		79,337,813
Airlines - 0.1%
Copa Holdings SA Class A	6,861	851,244
Hawaiian Holdings, Inc. (a)	50,746	2,174,466
		3,025,710
Building Products - 0.6%
Owens Corning	251,763	18,663,191
Commercial Services & Supplies - 0.2%
Deluxe Corp.	44,018	3,052,648
KAR Auction Services, Inc.	33,377	1,504,969
LSC Communications, Inc.	62,128	1,000,882
		5,558,499
Construction & Engineering - 0.0%
EMCOR Group, Inc.	9,565	631,673
Electrical Equipment - 0.7%
Eaton Corp. PLC	322,965	23,175,968
Industrial Conglomerates - 1.2%
General Electric Co.	1,209,797	29,700,516
Honeywell International, Inc.	41,984	5,805,128
		35,505,644
Machinery - 1.6%
Allison Transmission Holdings, Inc.	382,758	13,293,185
Cummins, Inc.	125,422	19,989,758
Deere & Co.	129,186	14,976,533
Snap-On, Inc. (b)	5,865	865,498
		49,124,974
Professional Services - 0.4%
Manpower, Inc.	73,548	8,201,337
Robert Half International, Inc.	88,625	4,014,713
		12,216,050
Road & Rail - 0.6%
Union Pacific Corp.	166,075	17,487,698
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc. (b)	8,795	1,429,803

TOTAL INDUSTRIALS		246,157,023

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,752,099	56,435,109
Juniper Networks, Inc.	642,920	17,828,172
		74,263,281
Electronic Equipment & Components - 0.3%
Anixter International, Inc. (a)	1,675	123,615
Corning, Inc.	231,674	6,662,944
Tech Data Corp. (a)	24,212	2,670,341
		9,456,900
Internet Software & Services - 0.0%
eBay, Inc. (a)	12,562	453,865
IT Services - 0.2%
Amdocs Ltd.	3,032	196,443
IBM Corp.	32,739	4,682,659
		4,879,102
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	328,342	14,814,791
Cirrus Logic, Inc. (a)	112,782	6,539,100
Intel Corp.	1,635,636	57,361,755
KLA-Tencor Corp.	102,590	9,611,657
Lam Research Corp.	1,960	325,321
Marvell Technology Group Ltd.	303,435	5,434,521
Micron Technology, Inc. (a)	494,381	15,805,361
NXP Semiconductors NV (a)	8,974	1,013,703
Qualcomm, Inc.	114,494	5,984,601
Texas Instruments, Inc.	68,656	5,686,090
		122,576,900
Software - 0.7%
CA Technologies, Inc.	88,240	2,927,803
Oracle Corp.	345,108	17,369,286
		20,297,089
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	84,661	13,884,404
HP, Inc.	744,014	14,195,787
Seagate Technology LLC (b)	181,920	5,735,938
Western Digital Corp.	239,909	21,176,767
Xerox Corp.	533,834	17,226,823
		72,219,719

TOTAL INFORMATION TECHNOLOGY		304,146,856

MATERIALS - 3.0%
Chemicals - 1.6%
Ashland Global Holdings, Inc.	24,058	1,492,799
Cabot Corp.	8,934	470,643
Eastman Chemical Co.	170,409	14,689,256
LyondellBasell Industries NV Class A	223,292	20,228,022
The Dow Chemical Co.	72,231	4,814,196
Trinseo SA	100,862	6,747,668
		48,442,584
Containers & Packaging - 0.0%
WestRock Co.	5,274	300,143
Metals & Mining - 1.1%
Nucor Corp.	236,543	13,035,885
Reliance Steel & Aluminum Co.	136,557	9,889,458
Steel Dynamics, Inc.	301,648	10,391,774
Tahoe Resources, Inc.	56,760	270,903
		33,588,020
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	319,336	8,136,681

TOTAL MATERIALS		90,467,428

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Brixmor Property Group, Inc.	583,017	10,914,078
Corrections Corp. of America	410,043	10,989,152
Equity Commonwealth (a)	6,087	188,332
Host Hotels & Resorts, Inc. (b)	688,058	12,467,611
LaSalle Hotel Properties (SBI) (b)	85,676	2,431,485
Liberty Property Trust (SBI)	58,986	2,512,804
Outfront Media, Inc.	24,763	544,786
Prologis, Inc.	36,247	2,296,610
PS Business Parks, Inc.	4,022	543,412
Quality Care Properties, Inc.	180,220	2,472,618
RLJ Lodging Trust	221,729	4,474,491
Senior Housing Properties Trust (SBI)	71,751	1,414,930
Spirit Realty Capital, Inc.	356,070	3,097,809
Sunstone Hotel Investors, Inc.	291,229	4,601,418
Weyerhaeuser Co.	666,158	21,723,412
		80,672,948
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	51,888	1,759,003

TOTAL REAL ESTATE		82,431,951

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,904,653	71,348,301
Level 3 Communications, Inc. (a)	18,865	1,026,822
Verizon Communications, Inc.	180,619	8,664,293
		81,039,416
UTILITIES - 5.2%
Electric Utilities - 4.0%
Duke Energy Corp.	341,649	29,825,958
Eversource Energy	156,138	9,836,694
Exelon Corp.	642,015	24,313,108
FirstEnergy Corp.	593,961	19,351,249
NextEra Energy, Inc.	85,458	12,862,284
PG&E Corp.	50,596	3,560,946
PPL Corp.	562,925	22,089,177
		121,839,416
Gas Utilities - 0.6%
National Fuel Gas Co.	35,118	2,036,142
UGI Corp.	332,331	16,420,475
		18,456,617
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	111,067	1,226,180
Multi-Utilities - 0.6%
Avangrid, Inc.	6,708	327,485
CenterPoint Energy, Inc.	92,088	2,727,647
MDU Resources Group, Inc.	119,148	3,221,762
Public Service Enterprise Group, Inc.	161,170	7,549,203
SCANA Corp.	44,071	2,661,007
WEC Energy Group, Inc.	20,898	1,362,968
		17,850,072

TOTAL UTILITIES		159,372,285

TOTAL COMMON STOCKS
(Cost $2,728,184,544)		3,015,914,923
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $5,744,770)	5,800,000	5,745,065
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.11% (d)	36,736,641	$36,743,988
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	50,195,498	50,200,517
TOTAL MONEY MARKET FUNDS
(Cost $86,941,295)		86,944,505
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,820,870,609)		3,108,604,493
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(45,763,539)
NET ASSETS - 100%		$3,062,840,954

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	373	Sept. 2017	$46,067,365	$643,014	$643,014

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,732,434.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Cash Central Fund	$135,841	$124,556
Fidelity Securities Lending Cash Central Fund	26,689	238,171
Total	$162,530	$362,727

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$276,923,069	$276,923,069	$--	$--
Consumer Staples	328,220,866	328,220,866	--	--
Energy	249,257,691	249,257,691	--	--
Financials	713,226,108	713,226,108	--	--
Health Care	484,672,230	484,672,230	--	--
Industrials	246,157,023	246,157,023	--	--
Information Technology	304,146,856	304,146,856	--	--
Materials	90,467,428	90,467,428	--	--
Real Estate	82,431,951	82,431,951	--	--
Telecommunication Services	81,039,416	81,039,416	--	--
Utilities	159,372,285	159,372,285	--	--
U.S. Government and Government Agency Obligations	5,745,065	--	5,745,065	--
Money Market Funds	86,944,505	86,944,505	--	--
Total Investments in Securities:	$3,108,604,493	$3,102,859,428	$5,745,065	$--
Derivative Instruments:
Assets
Futures Contracts	$643,014	$643,014	$--	$--
Total Assets	$643,014	$643,014	$--	$--
Total Derivative Instruments:	$643,014	$643,014	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$643,014	$0
Total Equity Risk	643,014	0
Total Value of Derivatives	$643,014	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $49,463,197) — See accompanying schedule: Unaffiliated issuers (cost $2,733,929,314)	$3,021,659,988
Fidelity Central Funds (cost $86,941,295)	86,944,505
Total Investment in Securities (cost $2,820,870,609)		$3,108,604,493
Receivable for investments sold		37,810,271
Receivable for fund shares sold		2,477,462
Dividends receivable		8,672,062
Distributions receivable from Fidelity Central Funds		46,215
Receivable for daily variation margin for on futures contracts		270,158
Total assets		3,157,880,661
Liabilities
Payable to custodian bank	$580,463
Payable for investments purchased	40,198,472
Payable for fund shares redeemed	3,084,576
Accrued management fee	979,283
Collateral on securities loaned	50,196,913
Total liabilities		95,039,707
Net Assets		$3,062,840,954
Net Assets consist of:
Paid in capital		$2,707,296,287
Undistributed net investment income		31,818,640
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		35,348,781
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		288,377,246
Net Assets, for 245,123,239 shares outstanding		$3,062,840,954
Net Asset Value, offering price and redemption price per share ($3,062,840,954 ÷ 245,123,239 shares)		$12.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Six months ended August 31, 2017	Year ended February 28, 2017
Investment Income
Dividends	$39,025,011	$54,861,789
Interest	19,248	50,227
Income from Fidelity Central Funds (including $26,689 and $238,171, respectively, from security lending)	162,530	362,727
Total income	39,206,789	55,274,743
Expenses
Management fee	$5,484,091	$6,216,249
Transfer agent fees	364,020	3,112,230
Independent trustees' fees and expenses	28,271	8,555
Miscellaneous	4,622	5,737
Total expenses before reductions	5,881,004	9,342,771
Expense reductions	(1,243)	(362)
Total expenses	5,879,761	9,342,409
Net investment income (loss)	33,327,028	45,932,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,609,630	40,239,557
Fidelity Central Funds	2,820	(4,956)
Foreign currency transactions	(639)	27
Futures contracts	2,260,045	5,199,649
Total net realized gain (loss)	52,871,856	45,434,277
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(64,279,294)	415,177,382
Fidelity Central Funds	(8,187)	–
Assets and liabilities in foreign currencies	348	–
Futures contracts	(759,288)	899,649
Total change in net unrealized appreciation (depreciation)	(65,046,421)	416,077,031
Net gain (loss)	(12,174,565)	461,511,308
Net increase (decrease) in net assets resulting from operations	$21,152,463	$507,443,642

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,327,028	$45,932,334	$29,451,038
Net realized gain (loss)	52,871,856	45,434,277	(21,752,912)
Change in net unrealized appreciation (depreciation)	(65,046,421)	416,077,031	(148,264,686)
Net increase (decrease) in net assets resulting from operations	21,152,463	507,443,642	(140,566,560)
Distributions to shareholders from net investment income	(9,524,832)	(38,789,221)	(27,330,027)
Distributions to shareholders from net realized gain	(20,240,257)	–	(19,261,829)
Total distributions	(29,765,089)	(38,789,221)	(46,591,856)
Share transactions
Proceeds from sales of shares	585,123,239	1,358,650,321	973,573,154
Reinvestment of distributions	28,992,659	37,834,856	45,246,065
Cost of shares redeemed	(431,889,605)	(544,200,825)	(368,721,721)
Net increase (decrease) in net assets resulting from share transactions	182,226,293	852,284,352	650,097,498
Total increase (decrease) in net assets	173,613,667	1,320,938,773	462,939,082
Net Assets
Beginning of period	2,889,227,287	1,568,288,514	1,105,349,432
End of period	$3,062,840,954	$2,889,227,287	$1,568,288,514
Other Information
Undistributed net investment income end of period	$31,818,640	$9,477,261	$2,921,629
Shares
Sold	47,098,344	117,663,726	90,741,261
Issued in reinvestment of distributions	2,384,267	3,143,198	4,311,676
Redeemed	(34,998,563)	(47,915,162)	(34,436,496)
Net increase (decrease)	14,484,048	72,891,762	60,616,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Value Enhanced Index Fund

Year ended August 31,	2017 A	2017 B	2016 C	2015 B	2014 B	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$12.53	$9.94	$11.38	$10.21	$8.89	$7.78
Income from Investment Operations
Net investment income (loss)D	.14	.25	.24	.26E	.20	.18
Net realized and unrealized gain (loss)	(.04)	2.55	(1.32)	1.28	1.87	1.21
Total from investment operations	.10	2.80	(1.08)	1.54	2.07	1.39
Distributions from net investment income	(.04)	(.21)	(.21)	(.12)	(.16)	(.15)
Distributions from net realized gain	(.09)	–	(.15)	(.24)	(.59)	(.13)
Total distributions	(.13)	(.21)	(.36)	(.37)F	(.75)	(.28)
Net asset value, end of period	$12.50	$12.53	$9.94	$11.38	$10.21	$8.89
Total ReturnG,H	.79%	28.30%	(9.69)%	15.37%	23.92%	18.38%
Ratios to Average Net AssetsI,J
Expenses before reductions	.40%K	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.40%K	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.40%K	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.27%K	2.23%	2.20%	2.34%E	2.01%	2.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,062,841	$2,889,227	$1,568,289	$1,105,349	$180,081	$106,740
Portfolio turnover rateL	93%K	81%	88%	76%M	85%	76%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 F Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Core Enhanced Index Fund	14.71%	13.57%	7.24%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Core Enhanced Index Fund on August 31, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,121	Fidelity® Large Cap Core Enhanced Index Fund
$20,825	S&P 500® Index

Fidelity® Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index returned 5.65% for the six months ending August 31, 2017. Following a strong start to 2017, equity markets leveled off in March amid fading optimism for President Trump’s pro-business agenda and stalled efforts by Congress to repeal and replace the Affordable Care Act (ACA). Upward momentum soon returned and continued until the index cooled off in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. In a stark reversal from 2016, growth-oriented stocks handily topped their value counterparts. Among sectors, information technology (+15%) was a standout, surging as a handful of major index constituents posted strong returns. Health care (+9%) also topped the broader market, climbing from April to period end following renewed efforts to reconsider the ACA. Conversely, financials (+1%) lagged because sentiment regarding the potential for reduced regulation and lower taxes faded as the White House turned its attention to other initiatives. Rising interest rates held back real estate (+4%). Investors’ general preference for risk assets, coupled with increased competition, hampered consumer staples (+1%) and telecommunication services (-5%). Lastly, lower oil prices sent energy (-10%) to the bottom of the sector performance rankings.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the six months ending August 31, 2017 – the period since our previous annual report – the fund gained 4.29%, trailing the 5.65% return of the benchmark S&P 500® index. Stock picking in the information technology sector was by far the biggest source of difficulty, led by an overweighting in Seagate Technology, a maker of hard disk drives that twice reported weaker-than-expected financial results this period. Other information technology detractors included graphics-processing company NVIDIA, a strong performer that, unfortunately, we significantly underweighted, and diversified technology firm IBM, which we overweighted due to the stock’s attractive valuation characteristics but which nevertheless struggled this period. Elsewhere, an overweight in home products retailer Bed Bath & Beyond – which we maintained largely due to the company’s valuation and profitability factors – hampered results, as the company struggled in an increasingly competitive retail environment. On the positive side, the fund was well positioned in the energy sector. Good stock picking here added value, along with an underweighting in this lagging category, which was a byproduct of our bottom-up process. Among individual names, the fund especially was helped by having minimal exposure – and none at period end – to oil-field services giant Schlumberger, hampered by continued weakness in oil prices. Other notable relative contributors included aircraft manufacturer Boeing and industrial conglomerate General Electric. Boeing’s stock, which we found attractive for its growth and price momentum characteristics, among other reasons, rose throughout the period and especially sharply in July on stronger-than-expected earnings. Meanwhile, our models led us to underweight GE largely because it exhibited poor price momentum and earnings quality. This positioning was helpful in light of the stock’s struggles.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.5	4.1
Microsoft Corp.	3.2	2.9
Johnson & Johnson	2.2	2.2
Facebook, Inc. Class A	2.2	1.5
JPMorgan Chase & Co.	2.0	2.1
Exxon Mobil Corp.	2.0	1.8
Amazon.com, Inc.	1.8	1.9
Procter & Gamble Co.	1.6	1.7
Bank of America Corp.	1.6	1.8
AT&T, Inc.	1.6	1.8
	22.7

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.1	23.0
Health Care	16.3	15.7
Consumer Discretionary	14.2	13.4
Financials	12.2	12.8
Industrials	10.8	8.2
Consumer Staples	10.2	10.2
Energy	3.8	4.9
Telecommunication Services	2.0	3.5
Utilities	2.0	1.7
Materials	1.6	3.9

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.8%

As of February 28, 2017*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

Fidelity® Large Cap Core Enhanced Index Fund

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.7%
Gentex Corp.	31,003	$566,425
Lear Corp.	19,043	2,847,690
		3,414,115
Diversified Consumer Services - 0.5%
H&R Block, Inc.	103,013	2,754,568
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	38,511	2,675,744
Las Vegas Sands Corp.	21,012	1,307,157
McDonald's Corp.	2,281	364,892
Park Hotels & Resorts, Inc.	102,093	2,724,862
Royal Caribbean Cruises Ltd.	21,597	2,687,963
		9,760,618
Household Durables - 1.1%
PulteGroup, Inc.	37,323	963,680
Taylor Morrison Home Corp. (a)	121,718	2,461,138
Toll Brothers, Inc.	62,094	2,419,182
		5,844,000
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	9,806	9,615,764
Media - 3.8%
Charter Communications, Inc. Class A (a)	4,040	1,610,102
Comcast Corp. Class A	186,213	7,562,110
Discovery Communications, Inc. Class C (non-vtg.) (a)	67,161	1,411,053
Tegna, Inc.	161,181	2,034,104
The Walt Disney Co.	62,614	6,336,537
Time Warner, Inc.	14,195	1,435,115
		20,389,021
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	21,110	1,681,200
Target Corp.	64,498	3,517,076
		5,198,276
Specialty Retail - 3.0%
Bed Bath & Beyond, Inc.	65,328	1,802,400
Best Buy Co., Inc.	53,036	2,877,733
GameStop Corp. Class A	13,419	248,252
Gap, Inc.	117,213	2,768,571
Home Depot, Inc.	41,481	6,216,757
Signet Jewelers Ltd.	35,216	2,221,073
		16,134,786
Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd. (a)	66,520	2,808,474

TOTAL CONSUMER DISCRETIONARY		75,919,622

CONSUMER STAPLES - 10.2%
Beverages - 1.9%
PepsiCo, Inc.	59,953	6,938,361
The Coca-Cola Co.	75,520	3,439,936
		10,378,297
Food & Staples Retailing - 3.4%
CVS Health Corp.	60,219	4,657,337
Kroger Co.	140,985	3,083,342
Wal-Mart Stores, Inc.	72,887	5,690,288
Walgreens Boots Alliance, Inc.	55,040	4,485,760
		17,916,727
Food Products - 1.7%
Archer Daniels Midland Co.	67,874	2,804,554
Campbell Soup Co.	11,132	514,298
The J.M. Smucker Co.	23,794	2,492,659
Tyson Foods, Inc. Class A	50,994	3,227,920
		9,039,431
Household Products - 1.8%
Colgate-Palmolive Co.	14,853	1,064,069
Procter & Gamble Co.	94,922	8,758,453
		9,822,522
Tobacco - 1.4%
Altria Group, Inc.	85,759	5,437,121
Philip Morris International, Inc.	15,679	1,833,345
		7,270,466

TOTAL CONSUMER STAPLES		54,427,443

ENERGY - 3.8%
Energy Equipment& Services - 0.0%
Baker Hughes, a GE Co. Class A	1,505	51,020
Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	22,135	2,382,169
ConocoPhillips Co.	57,469	2,509,097
Devon Energy Corp.	27,961	877,975
Exxon Mobil Corp.	140,159	10,698,336
Valero Energy Corp.	52,497	3,575,046
		20,042,623

TOTAL ENERGY		20,093,643

FINANCIALS - 12.2%
Banks - 6.8%
Bank of America Corp.	364,732	8,713,447
Citigroup, Inc.	109,197	7,428,672
Citizens Financial Group, Inc.	9,987	330,869
JPMorgan Chase & Co.	119,502	10,861,537
PNC Financial Services Group, Inc.	4,337	543,903
U.S. Bancorp	4,231	216,839
Wells Fargo & Co.	162,776	8,312,970
		36,408,237
Capital Markets - 2.1%
BGC Partners, Inc. Class A	1,382	17,952
Goldman Sachs Group, Inc.	21,627	4,838,825
LPL Financial	7,586	355,328
Morgan Stanley	92,819	4,223,265
Thomson Reuters Corp.	41,306	1,888,747
		11,324,117
Consumer Finance - 0.6%
American Express Co.	7,912	681,223
Discover Financial Services	46,328	2,731,036
		3,412,259
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	34,201	6,195,853
Leucadia National Corp.	14,404	341,087
		6,536,940
Insurance - 0.8%
AFLAC, Inc.	17,750	1,465,263
Allstate Corp.	1,849	167,335
Erie Indemnity Co. Class A	258	31,164
First American Financial Corp.	2,025	99,347
FNF Group	4,540	219,010
Prudential Financial, Inc.	19,409	1,981,271
		3,963,390
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	43,165	929,774
Annaly Capital Management, Inc.	226,353	2,829,413
		3,759,187

TOTAL FINANCIALS		65,404,130

HEALTH CARE - 16.3%
Biotechnology - 4.2%
AbbVie, Inc.	69,017	5,196,980
Amgen, Inc.	34,527	6,137,865
Biogen, Inc. (a)	8,982	2,843,342
Gilead Sciences, Inc.	68,112	5,701,656
United Therapeutics Corp. (a)(b)	20,406	2,669,105
		22,548,948
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	58,889	3,653,474
C.R. Bard, Inc.	118	37,856
Danaher Corp.	2,339	195,119
Masimo Corp. (a)	24,327	2,052,712
Medtronic PLC	18,877	1,521,864
		7,461,025
Health Care Providers & Services - 4.8%
Aetna, Inc.	18,835	2,970,280
Anthem, Inc.	21,391	4,193,492
Centene Corp. (a)	36,313	3,226,410
Express Scripts Holding Co. (a)	58,825	3,695,387
Humana, Inc.	14,852	3,826,172
McKesson Corp.	355	53,005
UnitedHealth Group, Inc.	38,647	7,686,888
		25,651,634
Pharmaceuticals - 5.9%
Allergan PLC	6,067	1,392,255
Bristol-Myers Squibb Co.	55,791	3,374,240
Eli Lilly & Co.	970	78,851
Johnson & Johnson	88,786	11,752,603
Merck & Co., Inc.	112,283	7,170,392
Pfizer, Inc.	233,546	7,921,880
		31,690,221

TOTAL HEALTH CARE		87,351,828

INDUSTRIALS - 10.8%
Aerospace & Defense - 4.0%
General Dynamics Corp.	5,058	1,018,428
Lockheed Martin Corp.	3,844	1,173,919
Moog, Inc. Class A (a)	9,603	737,126
Northrop Grumman Corp.	8,464	2,303,985
Raytheon Co.	22,965	4,179,860
Spirit AeroSystems Holdings, Inc. Class A	39,552	2,946,624
The Boeing Co.	25,952	6,219,656
United Technologies Corp.	23,646	2,830,899
		21,410,497
Airlines - 0.2%
Hawaiian Holdings, Inc. (a)	4,977	213,264
Southwest Airlines Co.	15,172	791,068
		1,004,332
Building Products - 0.4%
Owens Corning	26,933	1,996,543
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	11,933	538,059
LSC Communications, Inc.	14,164	228,182
		766,241
Construction & Engineering - 0.1%
EMCOR Group, Inc.	7,910	522,376
Electrical Equipment - 0.6%
Eaton Corp. PLC	38,846	2,787,589
Fortive Corp.	3,954	256,891
		3,044,480
Industrial Conglomerates - 1.8%
3M Co.	28,507	5,824,550
General Electric Co.	109,143	2,679,461
Honeywell International, Inc.	6,300	871,101
		9,375,112
Machinery - 2.3%
Allison Transmission Holdings, Inc.	76,015	2,640,001
Cummins, Inc.	21,201	3,379,015
Deere & Co.	29,956	3,472,799
Illinois Tool Works, Inc.	3,581	492,423
Ingersoll-Rand PLC	28,236	2,411,072
Toro Co.	1,569	96,776
		12,492,086
Professional Services - 0.4%
Manpower, Inc.	9,163	1,021,766
Robert Half International, Inc.	26,394	1,195,648
		2,217,414
Road & Rail - 0.9%
Union Pacific Corp.	45,718	4,814,105
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc. (b)	710	115,425

TOTAL INDUSTRIALS		57,758,611

INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	210,700	6,786,647
F5 Networks, Inc. (a)	2,050	244,729
Juniper Networks, Inc.	105,669	2,930,201
		9,961,577
Electronic Equipment & Components - 0.5%
Corning, Inc.	69,260	1,991,918
TE Connectivity Ltd.	9,637	767,105
		2,759,023
Internet Software & Services - 5.3%
Alphabet, Inc.:
Class A (a)	7,452	7,118,448
Class C (a)	6,338	5,953,474
eBay, Inc. (a)	103,445	3,737,468
Facebook, Inc. Class A (a)	68,023	11,697,915
		28,507,305
IT Services - 2.0%
Accenture PLC Class A	12,640	1,652,806
IBM Corp.	39,998	5,720,914
MasterCard, Inc. Class A	1,878	250,337
Maximus, Inc.	617	37,501
Total System Services, Inc.	11,739	811,400
Visa, Inc. Class A	18,324	1,896,900
		10,369,858
Semiconductors & Semiconductor Equipment - 4.9%
Applied Materials, Inc.	86,452	3,900,714
Intel Corp.	195,903	6,870,318
KLA-Tencor Corp.	32,894	3,081,839
Lam Research Corp.	828	137,431
Marvell Technology Group Ltd.	152,234	2,726,511
Micron Technology, Inc. (a)	111,674	3,570,218
MKS Instruments, Inc.	5,174	426,079
NVIDIA Corp.	518	87,770
Qualcomm, Inc.	2,957	154,562
Skyworks Solutions, Inc.	3,557	374,766
Texas Instruments, Inc.	59,438	4,922,655
		26,252,863
Software - 4.0%
Citrix Systems, Inc. (a)	3,909	305,723
Electronic Arts, Inc. (a)	11,457	1,392,026
Intuit, Inc.	11,218	1,586,786
Microsoft Corp.	228,114	17,056,084
Oracle Corp.	18,800	946,204
		21,286,823
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	147,809	24,240,672
HP, Inc.	189,936	3,623,979
NetApp, Inc.	12,016	464,539
Seagate Technology LLC (b)	67,474	2,127,455
Western Digital Corp.	36,950	3,261,577
Xerox Corp.	32,430	1,046,516
		34,764,738

TOTAL INFORMATION TECHNOLOGY		133,902,187

MATERIALS - 1.6%
Chemicals - 1.0%
E.I. du Pont de Nemours & Co.	13,015	1,092,349
LyondellBasell Industries NV Class A	40,028	3,626,137
Monsanto Co.	6,341	743,165
		5,461,651
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp. (a)	111,691	2,845,887

TOTAL MATERIALS		8,307,538

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Weyerhaeuser Co.	102,641	3,347,123
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	224,605	8,413,703
Verizon Communications, Inc.	47,803	2,293,110
		10,706,813
UTILITIES - 2.0%
Electric Utilities - 1.9%
Duke Energy Corp.	5,935	518,126
Eversource Energy	5,472	344,736
Exelon Corp.	42,455	1,607,771
NextEra Energy, Inc.	30,053	4,523,277
PPL Corp.	79,015	3,100,549
		10,094,459
Gas Utilities - 0.1%
UGI Corp.	8,194	404,866

TOTAL UTILITIES		10,499,325

TOTAL COMMON STOCKS
(Cost $416,522,503)		527,718,263
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $841,906)	850,000	841,949
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.11% (d)	3,737,336	$3,738,084
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	2,776,720	2,776,998
TOTAL MONEY MARKET FUNDS
(Cost $6,514,806)		6,515,082
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $423,879,215)		535,075,294
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(838,973)
NET ASSETS - 100%		$534,236,321

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	Sept. 2017	$6,175,250	$104,609	$104,609

The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $217,916.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Cash Central Fund	$48,593	$10,401
Fidelity Securities Lending Cash Central Fund	4,252	41,080
Total	$52,845	$51,481

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$75,919,622	$75,919,622	$--	$--
Consumer Staples	54,427,443	54,427,443	--	--
Energy	20,093,643	20,093,643	--	--
Financials	65,404,130	65,404,130	--	--
Health Care	87,351,828	87,351,828	--	--
Industrials	57,758,611	57,758,611	--	--
Information Technology	133,902,187	133,902,187	--	--
Materials	8,307,538	8,307,538	--	--
Real Estate	3,347,123	3,347,123	--	--
Telecommunication Services	10,706,813	10,706,813	--	--
Utilities	10,499,325	10,499,325	--	--
U.S. Government and Government Agency Obligations	841,949	--	841,949	--
Money Market Funds	6,515,082	6,515,082	--	--
Total Investments in Securities:	$535,075,294	$534,233,345	$841,949	$--
Derivative Instruments:
Assets
Futures Contracts	$104,609	$104,609	$--	$--
Total Assets	$104,609	$104,609	$--	$--
Total Derivative Instruments:	$104,609	$104,609	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$104,609	$0
Total Equity Risk	104,609	0
Total Value of Derivatives	$104,609	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $2,744,802) — See accompanying schedule: Unaffiliated issuers (cost $417,364,409)	$528,560,212
Fidelity Central Funds (cost $6,514,806)	6,515,082
Total Investment in Securities (cost $423,879,215)		$535,075,294
Receivable for investments sold		8,122,880
Receivable for fund shares sold		503,036
Dividends receivable		1,324,730
Distributions receivable from Fidelity Central Funds		5,156
Receivable for daily variation margin for on futures contracts		35,750
Total assets		545,066,846
Liabilities
Payable for investments purchased	$7,581,256
Payable for fund shares redeemed	298,775
Accrued management fee	173,394
Collateral on securities loaned	2,777,100
Total liabilities		10,830,525
Net Assets		$534,236,321
Net Assets consist of:
Paid in capital		$415,741,679
Undistributed net investment income		4,538,723
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,655,231
Net unrealized appreciation (depreciation) on investments		111,300,688
Net Assets, for 38,880,412 shares outstanding		$534,236,321
Net Asset Value, offering price and redemption price per share ($534,236,321 ÷ 38,880,412 shares)		$13.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Six months ended August 31, 2017	Year ended February 28, 2017
Investment Income
Dividends	$5,955,802	$10,922,487
Interest	2,543	10,170
Income from Fidelity Central Funds (including $4,252 and $41,080, respectively, from security lending)	52,845	51,481
Total income	6,011,190	10,984,138
Expenses
Management fee	$997,299	$1,448,099
Transfer agent fees	65,933	725,073
Independent trustees' fees and expenses	5,168	2,079
Miscellaneous	858	1,418
Total expenses before reductions	1,069,258	2,176,669
Expense reductions	(166)	(97)
Total expenses	1,069,092	2,176,572
Net investment income (loss)	4,942,098	8,807,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,898,279	7,265,790
Fidelity Central Funds	134	(866)
Foreign currency transactions	(12)	6
Futures contracts	854,554	1,026,856
Total net realized gain (loss)	9,752,955	8,291,786
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,858,170	81,763,619
Fidelity Central Funds	(1,348)	–
Futures contracts	(156,184)	137,056
Total change in net unrealized appreciation (depreciation)	7,700,638	81,900,675
Net gain (loss)	17,453,593	90,192,461
Net increase (decrease) in net assets resulting from operations	$22,395,691	$99,000,027

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,942,098	$8,807,566	$7,402,916
Net realized gain (loss)	9,752,955	8,291,786	1,390,162
Change in net unrealized appreciation (depreciation)	7,700,638	81,900,675	(41,711,760)
Net increase (decrease) in net assets resulting from operations	22,395,691	99,000,027	(32,918,682)
Distributions to shareholders from net investment income	(1,405,265)	(7,861,211)	(6,567,904)
Distributions to shareholders from net realized gain	–	–	(8,297,616)
Total distributions	(1,405,265)	(7,861,211)	(14,865,520)
Share transactions
Proceeds from sales of shares	56,911,888	166,579,819	207,509,960
Reinvestment of distributions	1,332,680	7,444,746	14,075,999
Cost of shares redeemed	(69,984,446)	(151,876,457)	(143,985,591)
Net increase (decrease) in net assets resulting from share transactions	(11,739,878)	22,148,108	77,600,368
Total increase (decrease) in net assets	9,250,548	113,286,924	29,816,166
Net Assets
Beginning of period	524,985,773	411,698,849	381,882,683
End of period	$534,236,321	$524,985,773	$411,698,849
Other Information
Undistributed net investment income end of period	$4,538,723	$1,335,391	$603,436
Shares
Sold	4,273,941	13,918,048	17,838,199
Issued in reinvestment of distributions	102,121	591,010	1,214,811
Redeemed	(5,222,228)	(12,563,272)	(12,333,931)
Net increase (decrease)	(846,166)	1,945,786	6,719,079

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Large Cap Core Enhanced Index Fund

Year ended August 31,	2017 A	2017 B	2016 C	2015 B	2014 B	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$13.21	$10.90	$12.29	$11.30	$10.70	$9.68
Income from Investment Operations
Net investment income (loss)D	.12	.22	.22	.20	.19	.21
Net realized and unrealized gain (loss)	.45	2.29	(1.17)	1.55	2.45	1.03
Total from investment operations	.57	2.51	(.95)	1.75	2.64	1.24
Distributions from net investment income	(.04)	(.20)	(.19)	(.16)	(.27)	(.18)
Distributions from net realized gain	–	–	(.25)	(.60)	(1.77)	(.05)
Total distributions	(.04)	(.20)	(.44)	(.76)	(2.04)	(.22)E
Net asset value, end of period	$13.74	$13.21	$10.90	$12.29	$11.30	$10.70
Total ReturnF,G	4.29%	23.09%	(7.94)%	16.04%	26.44%	13.03%
Ratios to Average Net AssetsH,I
Expenses before reductions	.40%J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.40%J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.40%J	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.85%J	1.82%	1.86%	1.69%	1.67%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$534,236	$524,986	$411,699	$381,883	$441,773	$208,675
Portfolio turnover rateK	88%J	82%	84%	101%	125%	85%

 A For the six month period ended August 31 . The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.22 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.049 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Mid Cap Enhanced Index Fund	12.70%	14.30%	8.54%

 A From December 20, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Enhanced Index Fund on December 20, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$22,153	Fidelity® Mid Cap Enhanced Index Fund
$22,077	Russell Midcap® Index

Fidelity® Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index returned 5.65% for the six months ending August 31, 2017. Following a strong start to 2017, equity markets leveled off in March amid fading optimism for President Trump’s pro-business agenda and stalled efforts by Congress to repeal and replace the Affordable Care Act (ACA). Upward momentum soon returned and continued until the index cooled off in August, when geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. In a stark reversal from 2016, growth-oriented stocks handily topped their value counterparts. Among sectors, information technology (+15%) was a standout, surging as a handful of major index constituents posted strong returns. Health care (+9%) also topped the broader market, climbing from April to period end following renewed efforts to reconsider the ACA. Conversely, financials (+1%) lagged because sentiment regarding the potential for reduced regulation and lower taxes faded as the White House turned its attention to other initiatives. Rising interest rates held back real estate (+4%). Investors’ general preference for risk assets, coupled with increased competition, hampered consumer staples (+1%) and telecommunication services (-5%). Lastly, lower oil prices sent energy (-10%) to the bottom of the sector performance rankings.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the six months ending August 31, 2017 – the period since our previous annual report – the fund gained 1.72%, trailing the 3.24% return of the benchmark Russell Midcap® Index. Within the mid-cap growth stock universe, the fund’s relatively high exposure to lower-valuation stocks detracted from results. At the same time, growth and momentum were desirable characteristics these past six months, but our generally low exposure to these factors muted the positive impact on the fund. Looking more closely at the portfolio, stock picking in the consumer discretionary sector proved the biggest drag on relative performance this period, with exposure to several brick-and-mortar retailers hurting most. An increasingly competitive business environment weighed on footwear retailer Foot Locker, home products retailer Bed Bath & Beyond and department store Macy’s. The fund was well positioned in the energy sector. Modestly favorable stock picking here added value, along with an underweighting in this lagging category, which was a byproduct of our bottom-up process. That said, because persistently sluggish oil prices hindered the financial results of many energy stocks this period, our relative overweighting in exploration and production company Southwestern Energy detracted from the fund’s performance. On the flip side, our top individual contributor was NVIDIA, a graphics-processing company that produced strong earnings and revenue. As the period progressed, our models continued to like certain aspects of NVIDIA’s business but found the company’s stock less attractively valued. We ultimately sold the fund’s stake in late June. Also contributing was our stake in chicken producer Pilgrim’s Pride, which gained about 44%. For much of the period, our models found the stock attractively valued – albeit somewhat less so over time – while also noting its improving price momentum.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Prologis, Inc.	1.1	0.2
Lam Research Corp.	1.0	0.8
PPL Corp.	1.0	0.9
Delphi Automotive PLC	0.9	0.5
Synchrony Financial	0.9	1.0
Western Digital Corp.	0.9	0.3
Cummins, Inc.	0.9	0.9
Weyerhaeuser Co.	0.9	0.9
Agilent Technologies, Inc.	0.8	0.7
T. Rowe Price Group, Inc.	0.8	0.8
	9.2

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	16.8
Consumer Discretionary	16.4	17.0
Financials	13.4	11.7
Industrials	12.7	12.2
Health Care	12.1	10.5
Real Estate	7.5	7.5
Consumer Staples	5.8	6.4
Materials	5.3	6.2
Utilities	5.2	4.8
Energy	3.2	5.0

Asset Allocation (% of fund's net assets)

As of August 31, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 8.0%

As of February 28, 2017*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.3%

Fidelity® Mid Cap Enhanced Index Fund

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 2.8%
BorgWarner, Inc.	153,806	$7,138,136
Delphi Automotive PLC	114,976	11,083,686
Gentex Corp.	383,010	6,997,593
Lear Corp.	55,412	8,286,310
		33,505,725
Diversified Consumer Services - 0.6%
H&R Block, Inc.	239,636	6,407,867
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	48,026	3,942,454
Park Hotels & Resorts, Inc.	255,638	6,822,978
Royal Caribbean Cruises Ltd.	78,653	9,789,152
		20,554,584
Household Durables - 2.3%
CalAtlantic Group, Inc.	92,961	3,230,395
D.R. Horton, Inc.	234,643	8,482,344
Garmin Ltd.	20,400	1,050,600
NVR, Inc. (a)	1,921	5,226,753
PulteGroup, Inc.	140,787	3,635,120
Toll Brothers, Inc.	78,406	3,054,698
Whirlpool Corp.	13,556	2,326,481
		27,006,391
Internet & Direct Marketing Retail - 0.6%
Liberty Interactive Corp. QVC Group Series A (a)	337,973	7,475,963
Leisure Products - 0.3%
Hasbro, Inc.	36,473	3,583,472
Media - 1.4%
AMC Networks, Inc. Class A (a)	2,772	168,482
Discovery Communications, Inc.:
Class A (a)(b)	268,476	5,962,852
Class C (non-vtg.) (a)(b)	75,071	1,577,242
Liberty Media Corp. Liberty SiriusXM Series A (a)	18,934	846,350
Omnicom Group, Inc. (b)	23,196	1,678,926
Scripps Networks Interactive, Inc. Class A	1,850	158,453
Tegna, Inc.	497,853	6,282,905
		16,675,210
Multiline Retail - 1.5%
Dollar Tree, Inc. (a)	35,608	2,835,821
Kohl's Corp.	185,806	7,391,363
Macy's, Inc.	346,400	7,194,728
Target Corp.	14,636	798,101
		18,220,013
Specialty Retail - 4.2%
Bed Bath & Beyond, Inc.	208,190	5,743,962
Best Buy Co., Inc.	150,224	8,151,154
Dick's Sporting Goods, Inc.	73,859	1,946,923
Foot Locker, Inc.	187,954	6,621,619
GameStop Corp. Class A	162,424	3,004,844
Gap, Inc. (b)	311,602	7,360,039
Ross Stores, Inc.	167,830	9,809,664
Signet Jewelers Ltd.	74,805	4,717,951
Williams-Sonoma, Inc. (b)	39,326	1,808,996
		49,165,152
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	34,803	3,017,768
Michael Kors Holdings Ltd. (a)(b)	169,155	7,141,724
PVH Corp.	15,345	1,931,782
		12,091,274

TOTAL CONSUMER DISCRETIONARY		194,685,651

CONSUMER STAPLES - 5.8%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	34,079	3,102,893
Food & Staples Retailing - 0.1%
Kroger Co.	34,562	755,871
Food Products - 4.8%
Archer Daniels Midland Co.	96,343	3,980,893
Bunge Ltd.	96,483	7,200,526
Campbell Soup Co. (b)	134,529	6,215,240
ConAgra Foods, Inc.	250,794	8,140,773
Ingredion, Inc.	60,877	7,537,790
Pilgrim's Pride Corp. (a)(b)	211,470	6,227,792
The J.M. Smucker Co. (b)	75,892	7,950,446
Tyson Foods, Inc. Class A	147,383	9,329,344
		56,582,804
Household Products - 0.4%
Church & Dwight Co., Inc.	95,284	4,780,398
Spectrum Brands Holdings, Inc. (b)	5,330	586,087
		5,366,485
Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	37,384	2,274,069

TOTAL CONSUMER STAPLES		68,082,122

ENERGY - 3.2%
Energy Equipment & Services - 0.1%
Baker Hughes, a GE Co. Class A	30,400	1,030,560
Oil, Gas & Consumable Fuels - 3.1%
Andeavor	10,106	1,012,116
Cimarex Energy Co.	10,125	1,009,361
Devon Energy Corp.	288,719	9,065,777
Marathon Oil Corp.	285,077	3,170,056
Marathon Petroleum Corp.	28,427	1,490,996
Noble Energy, Inc.	173,990	4,135,742
Southwestern Energy Co. (a)	1,147,936	6,256,251
The Williams Companies, Inc.	146,072	4,342,721
Valero Energy Corp.	88,245	6,009,485
World Fuel Services Corp.	21,891	756,115
		37,248,620

TOTAL ENERGY		38,279,180

FINANCIALS - 13.4%
Banks - 3.9%
Associated Banc-Corp.	3,154	69,073
Citizens Financial Group, Inc.	266,158	8,817,815
Comerica, Inc.	60,117	4,102,985
East West Bancorp, Inc.	72,282	4,002,254
Fifth Third Bancorp	371,000	9,694,230
KeyCorp	49,635	854,218
Regions Financial Corp.	652,647	9,208,849
SunTrust Banks, Inc.	143,968	7,932,637
TCF Financial Corp.	127,658	1,982,529
		46,664,590
Capital Markets - 2.3%
Ameriprise Financial, Inc.	4,716	653,213
BGC Partners, Inc. Class A	103,722	1,347,349
Federated Investors, Inc. Class B (non-vtg.) (b)	238,467	6,512,534
Lazard Ltd. Class A	48,207	2,067,598
LPL Financial	39,530	1,851,585
Morningstar, Inc.	41,138	3,402,113
MSCI, Inc.	3,813	437,008
Raymond James Financial, Inc.	8,191	641,519
T. Rowe Price Group, Inc.	118,168	9,968,652
		26,881,571
Consumer Finance - 2.2%
Discover Financial Services	165,894	9,779,451
Navient Corp.	418,636	5,525,995
Synchrony Financial	353,500	10,884,265
		26,189,711
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc.	40,159	859,804
Leucadia National Corp.	302,110	7,153,965
		8,013,769
Insurance - 1.9%
American International Group, Inc. warrants 1/19/21 (a)	574	10,533
Assured Guaranty Ltd.	75,072	3,193,563
CNA Financial Corp.	4,957	243,190
Everest Re Group Ltd.	24,268	6,127,185
First American Financial Corp.	15,190	745,221
FNF Group	51,223	2,470,998
Lincoln National Corp.	43,864	2,976,611
Loews Corp.	4,691	218,507
Old Republic International Corp.	87,747	1,675,090
Progressive Corp.	12,703	590,435
Unum Group	79,535	3,831,996
		22,083,329
Mortgage Real Estate Investment Trusts - 2.4%
AGNC Investment Corp.	345,307	7,437,913
Annaly Capital Management, Inc.	694,200	8,677,500
Chimera Investment Corp.	318,558	6,074,901
MFA Financial, Inc.	788,450	6,922,591
		29,112,905

TOTAL FINANCIALS		158,945,875

HEALTH CARE - 12.1%
Biotechnology - 1.0%
Bioverativ, Inc.	79,443	4,503,624
United Therapeutics Corp. (a)(b)	55,557	7,266,856
		11,770,480
Health Care Equipment & Supplies - 2.9%
Baxter International, Inc.	103,628	6,429,081
C.R. Bard, Inc.	9,138	2,931,562
Hill-Rom Holdings, Inc.	10,080	775,757
Hologic, Inc. (a)	124,844	4,818,978
Masimo Corp. (a)	68,514	5,781,211
The Cooper Companies, Inc.	24,163	6,060,805
Varian Medical Systems, Inc. (a)(b)	75,189	7,988,831
		34,786,225
Health Care Providers & Services - 5.3%
Aetna, Inc.	17,575	2,771,578
Anthem, Inc.	32,817	6,433,445
Cardinal Health, Inc.	55,135	3,719,407
Centene Corp. (a)	104,222	9,260,125
DaVita HealthCare Partners, Inc. (a)	22,137	1,296,343
Express Scripts Holding Co. (a)	97,475	6,123,380
Humana, Inc.	25,033	6,449,001
Laboratory Corp. of America Holdings (a)	9,294	1,457,950
McKesson Corp.	14,207	2,121,247
Quest Diagnostics, Inc.	76,346	8,272,089
Universal Health Services, Inc. Class B	65,867	7,122,199
VCA, Inc. (a)	1,532	142,415
Wellcare Health Plans, Inc. (a)	42,918	7,496,916
		62,666,095
Health Care Technology - 0.5%
Cerner Corp. (a)	80,981	5,488,892
Veeva Systems, Inc. Class A (a)	6,164	366,758
		5,855,650
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	156,854	10,151,591
Bruker Corp.	157,334	4,576,846
Charles River Laboratories International, Inc. (a)	29,245	3,181,856
PerkinElmer, Inc.	16,568	1,109,890
		19,020,183
Pharmaceuticals - 0.8%
Mallinckrodt PLC (a)	72,211	2,966,428
Mylan N.V. (a)	186,725	5,878,103
		8,844,531

TOTAL HEALTH CARE		142,943,164

INDUSTRIALS - 12.7%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	38,017	8,134,117
L3 Technologies, Inc.	13,689	2,484,280
Northrop Grumman Corp.	2,429	661,198
Spirit AeroSystems Holdings, Inc. Class A	109,213	8,136,369
Textron, Inc.	19,686	966,386
		20,382,350
Airlines - 1.6%
Alaska Air Group, Inc.	29,208	2,180,669
Copa Holdings SA Class A	19,753	2,450,755
JetBlue Airways Corp. (a)	317,261	6,284,940
United Continental Holdings, Inc. (a)	130,818	8,105,483
		19,021,847
Building Products - 0.7%
Owens Corning	109,370	8,107,598
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	64,065	2,888,691
LSC Communications, Inc.	99,452	1,602,172
Pitney Bowes, Inc.	143,909	1,849,231
Republic Services, Inc.	7,545	492,236
		6,832,330
Electrical Equipment - 1.2%
Fortive Corp.	25,708	1,670,249
Regal Beloit Corp.	28,857	2,175,818
Rockwell Automation, Inc.	59,716	9,797,007
Sensata Technologies Holding BV (a)	5,527	246,836
		13,889,910
Industrial Conglomerates - 0.0%
ITT, Inc.	5,437	219,437
Machinery - 4.8%
AGCO Corp.	20,229	1,384,675
Allison Transmission Holdings, Inc.	192,453	6,683,893
Crane Co.	7,733	574,021
Cummins, Inc.	67,439	10,748,428
Deere & Co.	18,681	2,165,688
Donaldson Co., Inc.	71,152	3,361,932
Graco, Inc.	4,799	554,332
Ingersoll-Rand PLC	114,220	9,753,246
Oshkosh Corp.	20,454	1,525,868
PACCAR, Inc.	12,664	840,003
Parker Hannifin Corp.	29,951	4,818,816
Snap-On, Inc. (b)	25,522	3,766,282
Stanley Black & Decker, Inc.	42,764	6,158,016
Timken Co.	37,994	1,704,031
Toro Co.	41,877	2,582,973
		56,622,204
Professional Services - 1.2%
Manpower, Inc.	67,318	7,506,630
Robert Half International, Inc.	156,929	7,108,884
		14,615,514
Road & Rail - 0.1%
Kansas City Southern	7,193	743,972
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a)	19,406	2,291,072
W.W. Grainger, Inc. (b)	44,460	7,227,862
		9,518,934

TOTAL INDUSTRIALS		149,954,096

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.6%
Arris International PLC (a)	1,943	54,132
F5 Networks, Inc. (a)	61,601	7,353,927
Juniper Networks, Inc.	281,058	7,793,738
Motorola Solutions, Inc.	37,319	3,288,550
		18,490,347
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	454	36,747
CDW Corp.	58,846	3,732,013
Corning, Inc.	19,049	547,849
Dolby Laboratories, Inc. Class A	33,257	1,678,148
FLIR Systems, Inc.	53,606	2,037,028
		8,031,785
Internet Software & Services - 0.5%
eBay, Inc. (a)	171,431	6,193,802
IT Services - 2.4%
Alliance Data Systems Corp.	28,968	6,532,284
Amdocs Ltd.	116,721	7,562,354
Booz Allen Hamilton Holding Corp. Class A	97,390	3,321,973
Broadridge Financial Solutions, Inc.	6,720	525,034
CSRA, Inc.	21,903	690,164
Fidelity National Information Services, Inc.	29,807	2,769,666
First Data Corp. Class A (a)	12,722	234,212
Fiserv, Inc. (a)	5,259	650,591
The Western Union Co.	187,040	3,538,797
Total System Services, Inc.	43,139	2,981,768
		28,806,843
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	134,220	6,056,006
KLA-Tencor Corp.	94,620	8,864,948
Lam Research Corp.	67,735	11,242,655
Marvell Technology Group Ltd.	432,230	7,741,239
Maxim Integrated Products, Inc.	183,877	8,579,701
Microchip Technology, Inc. (b)	8,635	749,518
Micron Technology, Inc. (a)	110,172	3,522,199
Microsemi Corp. (a)	5,154	259,659
ON Semiconductor Corp. (a)	155,629	2,658,143
Skyworks Solutions, Inc.	92,378	9,732,946
Xilinx, Inc.	82,544	5,452,857
		64,859,871
Software - 3.8%
CA Technologies, Inc.	237,204	7,870,429
Cadence Design Systems, Inc. (a)	216,201	8,494,537
CDK Global, Inc.	47,546	3,066,717
Citrix Systems, Inc. (a)	103,244	8,074,713
Electronic Arts, Inc. (a)	17,924	2,177,766
Intuit, Inc.	10,090	1,427,231
Red Hat, Inc. (a)	51,993	5,589,248
Synopsys, Inc. (a)	107,074	8,610,891
		45,311,532
Technology Hardware, Storage & Peripherals - 2.9%
HP, Inc.	329,044	6,278,160
NCR Corp. (a)	46,604	1,702,444
NetApp, Inc.	199,689	7,719,977
Western Digital Corp.	122,638	10,825,256
Xerox Corp.	238,910	7,709,626
		34,235,463

TOTAL INFORMATION TECHNOLOGY		205,929,643

MATERIALS - 5.3%
Chemicals - 2.1%
Ashland Global Holdings, Inc.	1,427	88,545
Cabot Corp.	74,549	3,927,241
Celanese Corp. Class A	46,980	4,558,000
Eastman Chemical Co.	101,245	8,727,319
LyondellBasell Industries NV Class A	67,083	6,077,049
The Chemours Co. LLC	33,746	1,655,916
		25,034,070
Containers & Packaging - 0.6%
Avery Dennison Corp.	14,861	1,400,798
Bemis Co., Inc.	7,053	300,528
Owens-Illinois, Inc. (a)	9,504	234,179
Packaging Corp. of America	41,107	4,620,838
WestRock Co.	8,794	500,467
		7,056,810
Metals & Mining - 2.5%
Alcoa Corp.	39,013	1,711,890
Freeport-McMoRan, Inc. (a)	336,369	4,971,534
Nucor Corp.	163,791	9,026,522
Reliance Steel & Aluminum Co.	86,188	6,241,735
Steel Dynamics, Inc.	212,288	7,313,322
Tahoe Resources, Inc.	20,466	97,680
		29,362,683
Paper & Forest Products - 0.1%
Domtar Corp.	2,951	119,338
Louisiana-Pacific Corp. (a)	57,712	1,470,502
		1,589,840

TOTAL MATERIALS		63,043,403

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Apple Hospitality (REIT), Inc.	8,619	156,693
Brixmor Property Group, Inc.	372,915	6,980,969
Camden Property Trust (SBI)	49,062	4,390,068
Corrections Corp. of America	245,648	6,583,366
Equity Lifestyle Properties, Inc.	68,007	6,062,824
Essex Property Trust, Inc.	1,031	274,215
Gaming & Leisure Properties	11,264	441,436
HCP, Inc.	9,131	272,195
Hospitality Properties Trust (SBI)	181,906	4,976,948
Host Hotels & Resorts, Inc.	459,700	8,329,764
Lamar Advertising Co. Class A (b)	60,941	4,056,233
Liberty Property Trust (SBI)	118,422	5,044,777
Omega Healthcare Investors, Inc. (b)	197,638	6,298,723
Outfront Media, Inc.	67,884	1,493,448
Prologis, Inc.	195,540	12,389,414
Quality Care Properties, Inc.	102,346	1,404,187
Senior Housing Properties Trust (SBI)	152,491	3,007,123
Ventas, Inc.	31,119	2,129,784
Welltower, Inc.	24,691	1,807,875
Weyerhaeuser Co.	316,836	10,332,022
WP Carey, Inc.	4,850	333,923
		86,765,987
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	6,673	240,762
Realogy Holdings Corp.	51,007	1,729,137
		1,969,899

TOTAL REAL ESTATE		88,735,886

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. (a)	29,973	1,631,430
UTILITIES - 5.2%
Electric Utilities - 2.4%
Edison International	1,927	154,507
Entergy Corp.	38,863	3,076,784
Eversource Energy	71,292	4,491,396
FirstEnergy Corp.	263,277	8,577,565
PPL Corp.	283,108	11,109,158
Westar Energy, Inc.	2,006	102,928
Xcel Energy, Inc.	3,713	183,794
		27,696,132
Gas Utilities - 0.8%
National Fuel Gas Co.	28,292	1,640,370
UGI Corp.	152,506	7,535,321
		9,175,691
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	225,785	2,492,666
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	179,052	5,303,520
DTE Energy Co.	23,978	2,693,209
MDU Resources Group, Inc.	149,532	4,043,345
Public Service Enterprise Group, Inc.	126,168	5,909,709
SCANA Corp.	6,178	373,028
Vectren Corp.	3,898	255,748
WEC Energy Group, Inc.	46,256	3,016,816
		21,595,375

TOTAL UTILITIES		60,959,864

TOTAL COMMON STOCKS
(Cost $1,070,378,648)		1,173,190,314
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,188,573)	1,200,000	1,188,634
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund, 1.11% (d)	9,365,653	$9,367,526
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	71,690,484	71,697,654
TOTAL MONEY MARKET FUNDS
(Cost $81,058,136)		81,065,180
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $1,152,625,357)		1,255,444,128
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(71,583,216)
NET ASSETS - 100%		$1,183,860,912

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	58	Sept. 2017	$10,036,320	$112,947	$112,947

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $421,965.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Cash Central Fund	$48,468	$34,345
Fidelity Securities Lending Cash Central Fund	38,693	213,374
Total	$87,161	$247,719

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$194,685,651	$194,685,651	$--	$--
Consumer Staples	68,082,122	68,082,122	--	--
Energy	38,279,180	38,279,180	--	--
Financials	158,945,875	158,945,875	--	--
Health Care	142,943,164	142,943,164	--	--
Industrials	149,954,096	149,954,096	--	--
Information Technology	205,929,643	205,929,643	--	--
Materials	63,043,403	63,043,403	--	--
Real Estate	88,735,886	88,735,886	--	--
Telecommunication Services	1,631,430	1,631,430	--	--
Utilities	60,959,864	60,959,864	--	--
U.S. Government and Government Agency Obligations	1,188,634	--	1,188,634	--
Money Market Funds	81,065,180	81,065,180	--	--
Total Investments in Securities:	$1,255,444,128	$1,254,255,494	$1,188,634	$--
Derivative Instruments:
Assets
Futures Contracts	$112,947	$112,947	$--	$--
Total Assets	$112,947	$112,947	$--	$--
Total Derivative Instruments:	$112,947	$112,947	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$112,947	$0
Total Equity Risk	112,947	0
Total Value of Derivatives	$112,947	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $70,075,887) — See accompanying schedule: Unaffiliated issuers (cost $1,071,567,221)	$1,174,378,948
Fidelity Central Funds (cost $81,058,136)	81,065,180
Total Investment in Securities (cost $1,152,625,357)		$1,255,444,128
Cash		323,584
Receivable for investments sold		15,816,475
Receivable for fund shares sold		865,664
Dividends receivable		1,639,243
Distributions receivable from Fidelity Central Funds		17,295
Receivable for daily variation margin for on futures contracts		91,543
Total assets		1,274,197,932
Liabilities
Payable for investments purchased	$16,795,307
Payable for fund shares redeemed	1,282,545
Accrued management fee	581,258
Collateral on securities loaned	71,677,910
Total liabilities		90,337,020
Net Assets		$1,183,860,912
Net Assets consist of:
Paid in capital		$1,028,727,680
Undistributed net investment income		9,061,191
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,140,479
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		102,931,562
Net Assets, for 79,305,224 shares outstanding		$1,183,860,912
Net Asset Value, offering price and redemption price per share ($1,183,860,912 ÷ 79,305,224 shares)		$14.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Six months ended August 31, 2017	Year ended February 28, 2017
Investment Income
Dividends	$12,985,123	$20,541,971
Interest	3,617	23,488
Income from Fidelity Central Funds (including $38,693 and $213,374, respectively, from security lending)	87,161	247,719
Total income	13,075,901	20,813,178
Expenses
Management fee	$3,347,684	$4,408,062
Transfer agent fees	146,740	1,470,706
Independent trustees' fees and expenses	11,472	4,153
Miscellaneous	1,892	2,821
Total expenses before reductions	3,507,788	5,885,742
Expense reductions	(641)	(194)
Total expenses	3,507,147	5,885,548
Net investment income (loss)	9,568,754	14,927,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,638,460	20,792,140
Fidelity Central Funds	4,325	7,767
Foreign currency transactions	45	(22,467)
Futures contracts	256,437	3,073,364
Total net realized gain (loss)	49,899,267	23,850,804
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(39,202,655)	174,574,859
Fidelity Central Funds	(9,437)	–
Assets and liabilities in foreign currencies	(156)	–
Futures contracts	(316,963)	108,038
Total change in net unrealized appreciation (depreciation)	(39,529,211)	174,682,897
Net gain (loss)	10,370,056	198,533,701
Net increase (decrease) in net assets resulting from operations	$19,938,810	$213,461,331

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,568,754	$14,927,630	$10,379,153
Net realized gain (loss)	49,899,267	23,850,804	5,509,202
Change in net unrealized appreciation (depreciation)	(39,529,211)	174,682,897	(109,303,196)
Net increase (decrease) in net assets resulting from operations	19,938,810	213,461,331	(93,414,841)
Distributions to shareholders from net investment income	(1,441,547)	(13,411,857)	(8,742,049)
Distributions to shareholders from net realized gain	(5,846,277)	–	(30,376,224)
Total distributions	(7,287,824)	(13,411,857)	(39,118,273)
Share transactions
Proceeds from sales of shares	127,094,477	426,253,089	510,890,785
Reinvestment of distributions	6,841,106	12,561,998	37,487,590
Cost of shares redeemed	(138,749,134)	(268,090,456)	(219,096,797)
Net increase (decrease) in net assets resulting from share transactions	(4,813,551)	170,724,631	329,281,578
Redemption fees	–	7,663	18,422
Total increase (decrease) in net assets	7,837,435	370,781,768	196,766,886
Net Assets
Beginning of period	1,176,023,477	805,241,709	608,474,823
End of period	$1,183,860,912	$1,176,023,477	$805,241,709
Other Information
Undistributed net investment income end of period	$9,061,191	$1,439,172	$285
Shares
Sold	8,574,869	31,499,548	37,966,163
Issued in reinvestment of distributions	471,151	869,944	2,951,931
Redeemed	(9,371,828)	(19,978,229)	(16,655,539)
Net increase (decrease)	(325,808)	12,391,263	24,262,555

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mid Cap Enhanced Index Fund

Year ended August 31,	2017 A	2017 B	2016 C	2015 B	2014 B	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$14.77	$11.98	$14.16	$13.60	$10.97	$9.79
Income from Investment Operations
Net investment income (loss)D	.12	.21	.18	.15	.15	.18
Net realized and unrealized gain (loss)	.13	2.76	(1.70)	1.73	3.17	1.30
Total from investment operations	.25	2.97	(1.52)	1.88	3.32	1.48
Distributions from net investment income	(.02)	(.18)	(.14)	(.10)	(.12)	(.17)
Distributions from net realized gain	(.07)	–	(.51)	(1.22)	(.57)	(.13)
Total distributions	(.09)	(.18)	(.66)E	(1.32)	(.69)	(.30)
Redemption fees added to paid in capitalD	–	–F	–F	–F	–F	–F
Net asset value, end of period	$14.93	$14.77	$11.98	$14.16	$13.60	$10.97
Total ReturnG,H	1.72%	24.85%	(11.02)%	15.22%	30.97%	15.57%
Ratios to Average Net AssetsI,J
Expenses before reductions	.59%K	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.59%K	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.59%K	.60%	.60%	.60%	.60%	.60%
Net investment income (loss)	1.62%K	1.53%	1.34%	1.08%	1.24%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,183,861	$1,176,023	$805,242	$608,475	$271,674	$128,130
Portfolio turnover rateL	94%K	87%	88%	89%	128%	99%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® International Enhanced Index Fund	21.58%	10.18%	2.03%

 A From December 20, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Enhanced Index Fund on December 20, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$12,150	Fidelity® International Enhanced Index Fund
$11,909	MSCI EAFE Index

Fidelity® International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  For the six months ending August 31, 2017, synchronized global economic expansion lent support to equities, while mostly flagging commodity prices helped mitigate concern about potential overheating. Assisted by a generally weaker U.S. dollar, international equities spearhead the global market rally. In this environment, the MSCI ACWI (All Country World Index) ex USA Index returned 13.19% for the period, well ahead of U.S. counterparts. Favorable election results in France and elsewhere suggested ebbing political uncertainty and near-term risk in the eurozone; Europe (+18%) far outpaced the U.K. (+8%), which faced more-mixed conditions ahead of its expected exit from the European Union. Among other factors, “saber rattling” from North Korea bolstered the “safe haven” yen, which resulted in export-heavy Japan (+7%) lagging the rest of the Asia-Pacific group (+12%). Commodity-price sluggishness slowed resource-rich Canada (+6%), but the emerging-markets group (+17%) sped ahead. Among sectors, information technology (+27%) fared best atop a surge led by major Chinese internet names, with utilities (+17%) a distant second. Bottom-performing energy (+5%) at least got its head back above water, with health care (+8%) and telecom services (+11%) the next-closest laggards. The remaining sectors were clustered closer to the index return.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the six months ending August 31, 2017 – the period since our previous annual report – the fund gained 14.74%, significantly outpacing the 12.32% return of the benchmark MSCI EAFE Index. During the period, international equities significantly outpaced their U.S. counterparts, lifted by various factors, including more optimism about the influential Chinese economy, less concern about political risks in Europe and continued supportive monetary policy from global central banks. A generally weaker U.S. dollar also boosted returns for U.S. investors in international stocks. Unlike in the U.S., where low-valuation stocks significantly lagged their growth- and momentum-oriented counterparts this period, investors in international stocks encountered much more uniformly positive conditions. Value-oriented stocks fared particularly well, especially in Japan, but growth and momentum factors also were popular with investors. Exposure to all these factors – especially valuation – were positives for the fund. Our stock picking, which derives from our quantitative investment approach, was strongest in the U.K. and Japan. In the latter, the fund benefited from its investment in semiconductor-equipment company Tokyo Electron, which in May reported healthy earnings. Japanese civil engineering company Taisei also contributed to results. Despite the fund’s overall strength in Japan, it was also the source of several notable relative detractors, including manufacturing company JTEKT and automobile maker Honda Motor. Lack of exposure to video game company Nintendo, a strong-performing benchmark component that our models disfavored, also hampered relative results. Among U.K.-listed stocks, the fund benefited from its position in homebuilder Persimmon and a lack of exposure to Ireland-based biotechnology company and benchmark component Shire, whose shares returned -18%. Our top individual contributor was German aviation company Lufthansa, which, at the recommendation of our models, we increased exposure to over the course of the period. China-based Yangzijiang Shipbuilding was another meaningful contributor, while a position in Coca-Cola Amatil hurt results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Japan	23.4%
United Kingdom	16.1%
France	9.0%
Germany	8.6%
Switzerland	7.6%
Australia	6.1%
Netherlands	5.5%
United States of America*	4.0%
Spain	3.8%
Other	15.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Japan	23.2%
United Kingdom	15.8%
France	9.6%
Switzerland	8.9%
Germany	8.2%
Australia	7.0%
United States of America*	4.3%
Netherlands	4.3%
Spain	3.2%
Other	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

Asset Allocation as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.0	99.8
Short-Term Investments and Net Other Assets (Liabilities)	0.0	0.2

Top Ten Stocks as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.9	2.2
Novartis AG (Switzerland, Pharmaceuticals)	1.8	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.8
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	0.8
Sanofi SA (France, Pharmaceuticals)	1.3	1.1
GlaxoSmithKline PLC sponsored ADR (United Kingdom, Pharmaceuticals)	1.2	0.9
Allianz SE (Germany, Insurance)	1.1	0.7
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.1	1.0
Commonwealth Bank of Australia (Australia, Banks)	1.1	1.3
BASF AG (Germany, Chemicals)	1.1	0.5
	13.6

Top Market Sectors as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	18.7
Industrials	13.7	13.3
Consumer Discretionary	13.2	13.6
Health Care	10.2	11.2
Consumer Staples	9.2	10.1
Materials	9.2	9.2
Information Technology	6.3	5.6
Telecommunication Services	5.6	4.0
Real Estate	3.4	4.1
Energy	2.8	3.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® International Enhanced Index Fund

Investments August 31, 2017

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 6.1%
Aristocrat Leisure Ltd.	71,439	$1,202,253
Australia & New Zealand Banking Group Ltd.	48,948	1,143,990
BHP Billiton Ltd.	119,826	2,608,512
Cimic Group Ltd.	4,606	153,968
Coca-Cola Amatil Ltd.	217,351	1,390,905
Commonwealth Bank of Australia	107,504	6,477,891
Computershare Ltd.	20,242	226,084
Fortescue Metals Group Ltd.	648,306	3,097,379
Harvey Norman Holdings Ltd. (a)	14,849	48,161
Macquarie Group Ltd.	40,128	2,768,899
Mirvac Group unit	178,987	330,103
National Australia Bank Ltd.	199,253	4,783,564
Qantas Airways Ltd.	88,336	401,674
Rio Tinto Ltd.	70,192	3,785,413
South32 Ltd.	141,140	327,622
Stockland Corp. Ltd. unit	92,611	326,142
Telstra Corp. Ltd.	214,745	626,511
Wesfarmers Ltd.	124,960	4,233,741
Westpac Banking Corp.	24,665	613,851
Woolworths Ltd.	24,897	514,589

TOTAL AUSTRALIA		35,061,252

Austria - 0.1%
OMV AG	8,812	506,574
Bailiwick of Jersey - 0.4%
Glencore Xstrata PLC	295,329	1,372,894
WPP PLC	67,526	1,231,479

TOTAL BAILIWICK OF JERSEY		2,604,373

Belgium - 0.6%
Ageas	29,778	1,382,874
Anheuser-Busch InBev SA NV	6,379	755,471
UCB SA	15,639	1,077,764

TOTAL BELGIUM		3,216,109

Bermuda - 0.4%
Hongkong Land Holdings Ltd.	49,000	363,090
Kerry Properties Ltd.	439,000	1,739,003

TOTAL BERMUDA		2,102,093

Cayman Islands - 2.3%
Cheung Kong Property Holdings Ltd.	422,000	3,704,616
CK Hutchison Holdings Ltd.	283,500	3,709,600
Melco Crown Entertainment Ltd. sponsored ADR	140,753	3,089,528
WH Group Ltd.	2,570,000	2,686,337

TOTAL CAYMAN ISLANDS		13,190,081

Denmark - 2.5%
Danske Bank A/S	97,927	3,805,882
H Lundbeck A/S	11,992	763,783
Novo Nordisk A/S Series B	130,659	6,225,878
Vestas Wind Systems A/S	36,304	3,306,518
William Demant Holding A/S (b)	9,472	250,622

TOTAL DENMARK		14,352,683

Finland - 0.6%
Sampo Oyj (A Shares)	36,152	1,908,267
Stora Enso Oyj (R Shares)	7,454	97,965
UPM-Kymmene Corp.	58,375	1,519,106

TOTAL FINLAND		3,525,338

France - 9.0%
BNP Paribas SA	79,659	6,060,589
Bouygues SA	64,584	2,928,897
Capgemini SA	12,618	1,398,915
Casino Guichard Perrachon SA	5,590	317,858
CNP Assurances	9,616	223,224
Compagnie de St. Gobain	20,877	1,145,103
Credit Agricole SA	120,501	2,126,802
ENGIE	122,531	2,045,056
Eurazeo SA	16,717	1,382,903
Eutelsat Communications	5,912	171,831
Klepierre SA	5,848	235,655
LVMH Moet Hennessy - Louis Vuitton SA	19,644	5,159,883
Natixis SA	124,973	938,467
Orange SA (b)	191,870	3,257,692
Peugeot Citroen SA	148,122	3,127,245
Renault SA	37,754	3,341,605
Safran SA	539	52,352
Sanofi SA	73,793	7,194,843
Societe Generale Series A	21,165	1,184,011
Total SA	145,439	7,546,444
Unibail-Rodamco	7,827	1,989,785
Valeo SA	3,720	248,792

TOTAL FRANCE		52,077,952

Germany - 8.6%
Allianz SE	30,634	6,565,672
BASF AG	64,679	6,265,255
Bayer AG	48,519	6,209,140
Bayerische Motoren Werke AG (BMW)	19,888	1,846,702
Continental AG	11,476	2,589,557
Covestro AG	39,137	3,075,448
Daimler AG (Germany)	56,877	4,145,836
Deutsche Borse AG	10,832	1,157,838
Deutsche Lufthansa AG	119,931	3,008,203
Hannover Reuck SE	2,119	256,797
Hochtief AG	3,657	644,532
Hugo Boss AG	11,620	983,667
Infineon Technologies AG	3,871	89,397
Innogy SE	28,604	1,260,762
Linde AG	4,450	854,424
Metro AG	36,076	395,195
Metro Wholesale & Food Specialist AG	78,776	1,539,849
Muenchener Rueckversicherungs AG	19,345	3,993,273
SAP SE	12,411	1,302,557
Siemens AG	26,268	3,438,718

TOTAL GERMANY		49,622,822

Hong Kong - 1.9%
AIA Group Ltd.	104,200	799,567
Henderson Land Development Co. Ltd.	401,760	2,489,903
i-CABLE Communications Ltd. (b)	195,559	7,247
New World Development Co. Ltd.	87,816	120,069
Sun Hung Kai Properties Ltd.	231,000	3,855,043
Wharf Holdings Ltd.	187,000	1,781,408
Wheelock and Co. Ltd.	266,000	1,990,135

TOTAL HONG KONG		11,043,372

Isle of Man - 0.3%
Genting Singapore PLC	1,848,300	1,615,277
Israel - 0.4%
Check Point Software Technologies Ltd. (a)(b)	20,977	2,346,697
Italy - 0.7%
Assicurazioni Generali SpA	18,767	336,011
Telecom Italia SpA (b)	2,700,764	2,591,628
Terna SpA	201,299	1,188,597
Unipolsai SpA	102,093	231,770

TOTAL ITALY		4,348,006

Japan - 23.4%
Aisin Seiki Co. Ltd.	18,200	915,505
All Nippon Airways Ltd.	223,000	827,211
Asahi Glass Co. Ltd.	56,600	2,208,705
Asahi Kasei Corp.	51,000	610,970
Astellas Pharma, Inc.	282,700	3,570,889
Bridgestone Corp.	89,300	3,833,235
Brother Industries Ltd.	95,600	2,266,190
Canon, Inc.	22,200	778,149
Central Japan Railway Co.	10,600	1,796,316
Fujifilm Holdings Corp.	86,800	3,412,467
Fujitsu Ltd.	395,000	2,928,681
Hitachi High-Technologies Corp.	33,500	1,196,048
Hitachi Ltd.	606,000	4,172,848
Honda Motor Co. Ltd.	166,900	4,674,874
Hoya Corp.	61,600	3,527,284
Itochu Corp.	225,700	3,687,244
Japan Post Bank Co. Ltd.	63,700	811,207
JTEKT Corp.	91,900	1,229,680
Kajima Corp.	333,000	3,056,324
Kansai Electric Power Co., Inc.	163,700	2,293,155
Kao Corp.	15,800	986,215
KDDI Corp.	172,800	4,661,858
Kirin Holdings Co. Ltd.	154,700	3,513,063
Kuraray Co. Ltd.	14,800	281,097
Kyocera Corp.	8,700	522,309
Marubeni Corp.	465,800	3,031,185
Mitsubishi Chemical Holdings Corp.	361,700	3,365,799
Mitsubishi Corp.	173,100	4,004,911
Mitsubishi Electric Corp.	43,700	646,745
Mitsubishi Gas Chemical Co., Inc.	6,800	168,802
Mitsubishi Tanabe Pharma Corp.	13,500	331,560
Mitsubishi UFJ Financial Group, Inc.	212,900	1,297,317
Mitsui & Co. Ltd.	46,400	694,090
Mitsui Chemicals, Inc.	497,000	2,974,721
mixi, Inc.	37,700	2,009,569
Mizuho Financial Group, Inc.	1,793,600	3,077,778
MS&AD Insurance Group Holdings, Inc.	98,300	3,244,924
Nexon Co. Ltd.	69,900	1,744,082
Nippon Electric Glass Co. Ltd.	12,200	463,874
Nippon Telegraph & Telephone Corp.	83,200	4,142,061
NKSJ Holdings, Inc.	39,900	1,500,764
Nomura Holdings, Inc.	625,100	3,478,025
NTT DOCOMO, Inc.	155,500	3,607,336
Obayashi Corp.	253,800	2,994,302
OMRON Corp.	10,000	502,115
Oracle Corp. Japan	4,600	340,183
ORIX Corp.	220,000	3,521,081
Pola Orbis Holdings, Inc.	43,500	1,398,758
Sega Sammy Holdings, Inc.	78,100	1,122,463
Sekisui House Ltd.	14,200	245,934
SHIMIZU Corp.	190,900	1,972,642
Shionogi & Co. Ltd.	23,000	1,212,398
Sumitomo Chemical Co. Ltd.	310,000	1,858,280
Sumitomo Corp.	243,200	3,443,315
Sumitomo Mitsui Financial Group, Inc.	44,300	1,649,435
Sumitomo Rubber Industries Ltd.	22,000	364,816
Suntory Beverage & Food Ltd.	16,800	776,313
Suzuki Motor Corp.	54,800	2,754,580
Taisei Corp.	317,000	3,180,525
Tokyo Electron Ltd.	26,200	3,684,468
Toppan Printing Co. Ltd.	40,000	400,600
Tosoh Corp.	239,000	2,804,475
Toyota Motor Corp.	54,200	3,051,687

TOTAL JAPAN		134,823,437

Luxembourg - 0.6%
ArcelorMittal SA (Netherlands) (b)	130,163	3,477,135
Netherlands - 5.5%
ABN AMRO Group NV GDR	19,195	537,905
EXOR NV	32,981	2,116,234
Ferrari NV	11,183	1,279,360
Fiat Chrysler Automobiles NV (b)	243,838	3,672,003
Heineken Holding NV	11,529	1,138,326
ING Groep NV (Certificaten Van Aandelen)	305,737	5,427,074
Koninklijke Ahold Delhaize NV	27,851	500,644
Koninklijke Philips Electronics NV	73,913	2,803,072
NN Group NV	80,358	3,188,899
NXP Semiconductors NV (b)	8,682	980,719
STMicroelectronics NV (France)	188,977	3,286,742
Unilever NV (Certificaten Van Aandelen) (Bearer)	110,220	6,561,864

TOTAL NETHERLANDS		31,492,842

Norway - 0.5%
Marine Harvest ASA	151,733	3,013,948
Portugal - 0.4%
Energias de Portugal SA	558,290	2,143,388
Singapore - 1.5%
CapitaLand Ltd.	132,000	367,978
ComfortDelgro Corp. Ltd.	166,900	281,870
DBS Group Holdings Ltd.	119,976	1,824,481
Oversea-Chinese Banking Corp. Ltd.	458,400	3,776,192
Yangzijiang Shipbuilding Holdings Ltd.	2,334,500	2,573,898

TOTAL SINGAPORE		8,824,419

Spain - 3.8%
Aena SA	10,514	2,053,314
Amadeus IT Holding SA Class A	49,210	3,050,367
Banco Bilbao Vizcaya Argentaria SA	305,428	2,702,673
Banco Santander SA (Spain)	570,950	3,721,154
Endesa SA	84,755	2,044,669
International Consolidated Airlines Group SA	59,538	471,120
MAPFRE SA (Reg.)	582,848	2,062,820
Red Electrica Corporacion SA	41,816	939,097
Telefonica SA	431,216	4,652,258

TOTAL SPAIN		21,697,472

Sweden - 2.7%
Atlas Copco AB (A Shares)	59,918	2,348,232
Electrolux AB (B Shares)	55,559	2,020,073
Industrivarden AB (C Shares)	56,464	1,337,385
Lundbergfoeretagen AB	9,288	719,474
Sandvik AB	219,474	3,626,711
SKF AB (B Shares)	8,819	176,252
Swedbank AB (A Shares)	51,428	1,391,074
Volvo AB (B Shares)	222,027	3,791,846

TOTAL SWEDEN		15,411,047

Switzerland - 7.6%
ABB Ltd. (Reg.)	119,299	2,760,389
Actelion Ltd. (b)	1,855	519,872
Adecco SA (Reg.)	40,518	2,936,546
Coca-Cola HBC AG	22,228	759,966
Nestle SA (Reg. S)	130,503	11,063,512
Novartis AG	120,475	10,156,905
Partners Group Holding AG	316	204,966
Roche Holding AG (participation certificate)	38,497	9,780,963
Swiss Re Ltd.	1,968	178,237
UBS Group AG	72,054	1,187,187
Zurich Insurance Group AG	14,903	4,458,700

TOTAL SWITZERLAND		44,007,243

United Kingdom - 16.1%
3i Group PLC	212,428	2,663,126
Anglo American PLC (United Kingdom)	215,544	3,909,047
Associated British Foods PLC	1,605	68,946
AstraZeneca PLC (United Kingdom)	1,659	97,264
BAE Systems PLC	224,950	1,767,759
Barratt Developments PLC	383,235	3,094,780
Berkeley Group Holdings PLC	62,167	3,007,321
BHP Billiton PLC	237,295	4,517,545
BP PLC	285,411	1,648,641
British American Tobacco PLC (United Kingdom)	45,728	2,852,747
BT Group PLC	921,236	3,479,799
Burberry Group PLC	85,190	1,979,561
Carnival PLC	47,208	3,284,690
Carphone Warehouse Group PLC	41,763	93,642
Diageo PLC	38,560	1,289,755
Direct Line Insurance Group PLC	107,976	530,710
G4S PLC (United Kingdom)	107,490	394,052
GlaxoSmithKline PLC	1,524	30,236
GlaxoSmithKline PLC sponsored ADR	164,637	6,623,347
HSBC Holdings PLC:
(United Kingdom)	46,231	448,198
sponsored ADR	108,153	5,234,605
Imperial Tobacco Group PLC	26,823	1,110,088
Investec PLC	14,918	113,814
Kingfisher PLC	440,939	1,703,800
Legal & General Group PLC	849,655	2,858,788
Marks & Spencer Group PLC	698,703	2,887,563
Persimmon PLC	94,859	3,261,587
Prudential PLC	51,504	1,209,020
Rio Tinto PLC	109,575	5,322,235
Royal Dutch Shell PLC:
Class A (United Kingdom)	176,013	4,850,717
Class B (United Kingdom)	63,686	1,777,514
Royal Mail PLC	214,613	1,093,968
Schroders PLC	13,645	594,262
Scottish & Southern Energy PLC	76,791	1,415,003
Smith & Nephew PLC	16,608	300,443
Standard Life PLC	92,623	514,535
Tate & Lyle PLC	138,960	1,228,176
Taylor Wimpey PLC	1,213,099	3,145,160
Unilever PLC	97,571	5,692,745
Vodafone Group PLC	2,007,652	5,745,315
William Hill PLC	226,848	726,303
WM Morrison Supermarkets PLC	17,424	55,426

TOTAL UNITED KINGDOM		92,622,233

TOTAL COMMON STOCKS
(Cost $502,580,148)		553,125,793
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18(c)
(Cost $1,386,669)	$1,400,000	1,386,740
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.11% (d)	17,472,742	17,476,236
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	486,213	486,262
TOTAL MONEY MARKET FUNDS
(Cost $17,962,456)		17,962,498
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $521,929,273)		572,475,031
NET OTHER ASSETS (LIABILITIES) - 0.7%		3,910,626
NET ASSETS - 100%		$576,385,657

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	237	Sept. 2017	$22,927,380	$239,306	$239,306

The notional amount of futures purchased as a percentage of Net Assets is 4.0%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $801,337.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Six Months ended August 31, 2017	Year ended February 28, 2017
Fidelity Cash Central Fund	$73,228	$15,778
Fidelity Securities Lending Cash Central Fund	8,150	10,621
Total	$81,378	$26,399

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$76,323,195	$57,216,782	$19,106,413	$--
Consumer Staples	53,449,242	25,233,148	28,216,094	--
Energy	16,329,890	506,574	15,823,316	--
Financials	116,984,948	82,092,864	34,892,084	--
Health Care	57,873,191	20,515,770	37,357,421	--
Industrials	79,042,389	68,272,451	10,769,938	--
Information Technology	36,702,461	31,245,616	5,456,845	--
Materials	52,294,124	38,991,408	13,302,716	--
Real Estate	19,292,930	19,292,930	--	--
Telecommunication Services	32,764,458	626,511	32,137,947	--
Utilities	12,068,965	12,068,965	--	--
Government Obligations	1,386,740	--	1,386,740	--
Money Market Funds	17,962,498	17,962,498	--	--
Total Investments in Securities:	$572,475,031	$374,025,517	$198,449,514	$--
Derivative Instruments:
Assets
Futures Contracts	$239,306	$239,306	$--	$--
Total Assets	$239,306	$239,306	$--	$--
Total Derivative Instruments:	$239,306	$239,306	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$84,526
Level 2 to Level 1	$8,368,975

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$239,306	$0
Total Equity Risk	239,306	0
Total Value of Derivatives	$239,306	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017
Assets
Investment in securities, at value (including securities loaned of $480,964) — See accompanying schedule: Unaffiliated issuers (cost $503,966,817)	$554,512,533
Fidelity Central Funds (cost $17,962,456)	17,962,498
Total Investment in Securities (cost $521,929,273)		$572,475,031
Foreign currency held at value (cost $111,595)		112,482
Receivable for fund shares sold		3,003,928
Dividends receivable		2,192,255
Distributions receivable from Fidelity Central Funds		15,930
Receivable for daily variation margin for on futures contracts		165,377
Other receivables		48
Total assets		577,965,051
Liabilities
Payable to custodian bank	$53
Payable for fund shares redeemed	825,667
Accrued management fee	267,962
Collateral on securities loaned	485,712
Total liabilities		1,579,394
Net Assets		$576,385,657
Net Assets consist of:
Paid in capital		$523,222,754
Undistributed net investment income		7,649,198
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,301,697)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,815,402
Net Assets, for 59,222,217 shares outstanding		$576,385,657
Net Asset Value, offering price and redemption price per share ($576,385,657 ÷ 59,222,217 shares)		$9.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Six months ended August 31, 2017	Year ended February 28, 2017
Investment Income
Dividends	$8,437,769	$6,183,945
Non-Cash dividends	1,531,729	–
Interest	1,906	1,566
Income from Fidelity Central Funds (including $8,150 and $10,621, respectively, from security lending)	81,378	26,399
Income before foreign taxes withheld	10,052,782	6,211,910
Less foreign taxes withheld	(907,580)	(449,758)
Total income	9,145,202	5,762,152
Expenses
Management fee	$1,177,353	$863,342
Transfer agent fees	36,556	275,772
Independent trustees' fees and expenses	3,654	765
Miscellaneous	508	512
Total expenses before reductions	1,218,071	1,140,391
Expense reductions	(78)	(23)
Total expenses	1,217,993	1,140,368
Net investment income (loss)	7,927,209	4,621,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,464,187	(4,504,641)
Fidelity Central Funds	(35)	116
Foreign currency transactions	(331,151)	(117,011)
Futures contracts	1,598,503	326,015
Total net realized gain (loss)	8,731,504	(4,295,521)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,803,071	28,662,209
Fidelity Central Funds	(167)	–
Assets and liabilities in foreign currencies	46,423	36
Futures contracts	73,908	151,387
Total change in net unrealized appreciation (depreciation)	35,923,235	28,813,632
Net gain (loss)	44,654,739	24,518,111
Net increase (decrease) in net assets resulting from operations	$52,581,948	$29,139,895

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,927,209	$4,621,784	$3,232,456
Net realized gain (loss)	8,731,504	(4,295,521)	(8,202,367)
Change in net unrealized appreciation (depreciation)	35,923,235	28,813,632	(18,846,011)
Net increase (decrease) in net assets resulting from operations	52,581,948	29,139,895	(23,815,922)
Distributions to shareholders from net investment income	–	(4,288,268)	(2,909,905)
Distributions to shareholders from net realized gain	–	(392,264)	(40,835)
Total distributions	–	(4,680,532)	(2,950,740)
Share transactions
Proceeds from sales of shares	290,120,502	151,532,441	120,458,928
Reinvestment of distributions	–	4,408,489	2,774,693
Cost of shares redeemed	(37,899,931)	(61,528,135)	(49,141,729)
Net increase (decrease) in net assets resulting from share transactions	252,220,571	94,412,795	74,091,892
Redemption fees	7,280	5,161	12,817
Total increase (decrease) in net assets	304,809,799	118,877,319	47,338,047
Net Assets
Beginning of period	271,575,858	152,698,539	105,360,492
End of period	$576,385,657	$271,575,858	$152,698,539
Other Information
Undistributed net investment income end of period	$7,649,198	$1,283	$97,784
Shares
Sold	31,303,660	18,467,381	14,156,866
Issued in reinvestment of distributions	–	542,369	343,487
Redeemed	(4,088,208)	(7,586,650)	(5,937,186)
Net increase (decrease)	27,215,452	11,423,100	8,563,167

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Enhanced Index Fund

Year ended August 31,	2017 A	2017 B	2016 C	2015 B	2014 B	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$8.48	$7.42	$8.77	$8.85	$7.45	$6.95
Income from Investment Operations
Net investment income (loss)D	.18	.20	.19	.20	.28E	.21
Net realized and unrealized gain (loss)	1.07	1.08	(1.38)	(.10)	1.29	.52
Total from investment operations	1.25	1.28	(1.19)	.10	1.57	.73
Distributions from net investment income	–	(.20)	(.16)	(.16)	(.15)	(.21)
Distributions from net realized gain	–	(.02)	–F	(.02)	(.01)	(.02)
Total distributions	–	(.22)	(.16)	(.18)	(.17)G	(.23)
Redemption fees added to paid in capitalD,F	–	–	–	–	–	–
Net asset value, end of period	$9.73	$8.48	$7.42	$8.77	$8.85	$7.45
Total ReturnH,I	14.74%	17.31%	(13.71)%	1.25%	21.21%	10.64%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.59%L	.62%	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.59%L	.62%	.62%	.62%	.62%	.62%
Expenses net of all reductions	.59%L	.62%	.62%	.62%	.62%	.62%
Net investment income (loss)	3.86%L	2.53%	2.27%	2.31%	3.40%E	3.04%
Supplemental Data
Net assets, end of period (000 omitted)	$576,386	$271,576	$152,699	$105,360	$44,828	$30,412
Portfolio turnover rateM	70%L	75%	77%	75%	63%	56%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 F Amount represents less than $.005 per share.

 G Total distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2017

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

In April, 2017, the Board of Trustees approved a change in the fiscal year-end of the Funds from February 28 to August 31. Accordingly, the Funds' financial statements and related notes include information as of the six month period ended August 31, 2017 and the one year periods ended February 28, 2017 and February 29, 2016, as applicable.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Large Cap Growth Enhanced Index Fund	$754,596,701	$198,313,361	$(15,740,823)	$182,572,538
Fidelity Large Cap Value Enhanced Index Fund	2,833,738,095	355,346,588	(80,480,190)	274,866,398
Fidelity Large Cap Core Enhanced Index Fund	425,506,789	121,014,515	(11,446,010)	109,568,505
Fidelity Mid Cap Enhanced Index Fund	1,157,200,490	158,304,601	(60,060,963)	98,243,638
Fidelity International Enhanced Index Fund	524,849,354	57,147,390	(9,521,713)	47,625,677

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$8,842,282	$12,034,179	$–	$182,572,538
Fidelity Large Cap Value Enhanced Index Fund	42,009,910	38,668,009	–	274,866,746
Fidelity Large Cap Core Enhanced Index Fund	4,538,308	4,387,829	–	109,568,505
Fidelity Mid Cap Enhanced Index Fund	9,060,606	47,829,144	–	98,243,482
Fidelity International Enhanced Index Fund	8,598,033	–	(3,091,747)	47,656,015

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity International Enhanced Index Fund	$(545,048)	$–	$(545,048)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Enhanced Index Fund	$(1,268,901)	$(1,277,798)	$(2,546,699)	$(3,091,747)

The tax character of distributions paid was as follows:

August 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$2,232,132	$8,046,055	$10,278,187
Fidelity Large Cap Value Enhanced Index Fund	18,573,418	11,191,671	29,765,089
Fidelity Large Cap Core Enhanced Index Fund	1,405,265	–	1,405,265
Fidelity Mid Cap Enhanced Index Fund	1,441,547	5,846,277	7,287,824

February 28, 2017
	Ordinary Income	Total
Fidelity Large Cap Growth Enhanced Index Fund	$7,111,776	$7,111,776
Fidelity Large Cap Value Enhanced Index Fund	38,789,221	38,789,221
Fidelity Large Cap Core Enhanced Index Fund	7,861,211	7,861,211
Fidelity Mid Cap Enhanced Index Fund	13,411,857	13,411,857
Fidelity International Enhanced Index Fund	4,680,532	4,680,532

February 29, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$6,275,758	$13,163,155	$19,438,913
Fidelity Large Cap Value Enhanced Index Fund	27,330,027	19,261,829	46,591,856
Fidelity Large Cap Core Enhanced Index Fund	9,163,862	5,701,658	14,865,520
Fidelity Mid Cap Enhanced Index Fund	13,914,554	25,203,719	39,118,273
Fidelity International Enhanced Index Fund	2,950,740	–	2,950,740

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 1.00%, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives as presented in the Statement of Operations.

	Six months ended August 31, 2017	Six months ended August 31, 2017	Year ended February 28, 2017	Year ended February 28, 2017
Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund
Equity Risk
Futures Contracts	$1,022,906	$(459,998)	$1,863,288	$444,062
Fidelity Large Cap Value Enhanced Index Fund
Equity Risk
Futures Contracts	$2,260,045	$(759,288)	$5,199,649	$899,649
Fidelity Large Cap Core Enhanced Index Fund
Equity Risk
Futures Contracts	854,554	(156,184)	1,026,856	137,056
Fidelity Mid Cap Enhanced Index Fund
Equity Risk
Futures Contracts	256,437	(316,963)	3,073,364	108,038
Fidelity International Enhanced Index Fund
Equity Risk
Futures Contracts	1,598,503	73,908	326,015	151,387

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the six month period ended August 31, 2017, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	536,306,465	486,468,710
Fidelity Large Cap Value Enhanced Index Fund	1,519,494,761	1,351,469,092
Fidelity Large Cap Core Enhanced Index Fund	230,518,907	237,642,041
Fidelity Mid Cap Enhanced Index Fund	558,144,718	553,973,681
Fidelity International Enhanced Index Fund	389,242,245	139,393,148

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. In March 2017, the shareholders approved an amendment to the management fee contract and the termination of the expense contract for each Fund. Effective April 1, 2017, each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

For the period March 1 through March 31, 2017 and the period ended February 28, 2017, the Funds paid a monthly management fee to the investment adviser. The management fee was based on an annual rate of 0.30% of average net assets for Fidelity Large Cap Growth Enhanced Index, Fidelity Large Cap Value Enhanced Index and Fidelity Large Cap Core Enhanced Index, 0.45% of average net assets for Fidelity Mid Cap Enhanced Index and 0.47% of average net assets for Fidelity International Enhanced Index. Under the management contract, the investment adviser paid all other ordinary fund-wide operating expenses (such as custody, audit, legal and pricing and bookkeeping fees), except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee was reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

In addition, under the expense contract, the investment adviser paid other expenses such as those listed above for each of the Funds so that the total expenses did not exceed certain amounts of each Fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity International Enhanced Index Fund	.62%

For the reporting period March 1, 2017 through August 31, 2017, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

Fidelity Large Cap Growth Enhanced Index Fund	.37%
Fidelity Large Cap Value Enhanced Index Fund	.37%
Fidelity Large Cap Core Enhanced Index Fund	.37%
Fidelity Mid Cap Enhanced Index Fund	.57%
Fidelity International Enhanced Index Fund	.57%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective April 1, 2017, the transfer agent fees are paid by the investment adviser, not each Fund.

Prior to April 1, 2017, under the expense contract, each Fund paid transfer agent fees at the annual rate of .15%. For the reporting period March 1, 2017 through August 31, 2017, each Fund's annualized transfer agent rate expressed as a percentage of each Fund's average net assets was .02%.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Large Cap Growth Enhanced Index Fund	$1,364	$1,829
Fidelity Large Cap Value Enhanced Index Fund	4,622	5,737
Fidelity Large Cap Core Enhanced Index Fund	858	1,418
Fidelity Mid Cap Enhanced Index Fund	1,892	2,821
Fidelity International Enhanced Index Fund	508	512

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Six months ended August 31, 2017	Year ended February 28, 2017
Fidelity Large Cap Growth Enhanced Index Fund	$138	$217
Fidelity Large Cap Value Enhanced Index Fund	1,243	362
Fidelity Large Cap Core Enhanced Index Fund	166	97
Fidelity Mid Cap Enhanced Index Fund	641	194
Fidelity International Enhanced Index Fund	78	23

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments in securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity MidCap Enhanced Index Fund and Fidelity International Enhanced Index Fund (each a fund of Fidelity Commonwealth Trust II) (the "Funds") as of August 31, 2017, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Donald F. Donahue and Carol B. Tomé, each of the Trustees oversees 90 funds. Mr. Donahue and Ms. Tomé each oversees 7 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Brian B. Hogan is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Wiley serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's sector portfolios. Other Boards oversee Fidelity's equity and high income funds, and Fidelity's investment grade bond, money market, and asset allocation funds. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Trustee

Chairman of the Board of Trustees

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

 * Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as a Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present) and a consultant for the Institute for Defense Analyses (national security, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2012-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

David A. Rosow (1942)

Year of Election or Appointment: 2017

Trustee

Mr. Rosow also serves as Trustee of other Fidelity® funds. Prior to his retirement in 2006, Mr. Rosow was the Chief Executive Officer, owner and operator of a number of private companies, which encompassed the oil refining, drilling and marketing of petroleum products (including specialty petroleum products), recreation industry, and real estate development. Mr. Rosow currently serves as a Director of Oxbow Carbon LLC (upgraders, marketers, and distributors of petroleum byproducts of the oil refining process, 2015-present) and Oxbridge Academy of the Palm Beaches (2015-present) and serves as its President and CEO. Previously, Mr. Rosow served on the Fairfield Country Day School Board for 27 years, including as its President for 3 years, stepping down in 2006. Mr. Rosow served as Lead Director and Chairman of the Audit Committee of Hudson United Bancorp (1996-2006), Chairman of the Board of Westport Bank and Trust (1992-1996), and as a Director of TD Banknorth (2006-2007). In addition, Mr. Rosow served as a member (2008-2014) and President (2009-2014) of the Town Council of Palm Beach, Florida. Mr. Rosow also served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013).

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Trustee

Ms. Tomé also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Chairman of the Independent Trustees

Mr. Wiley also serves as Trustee of other Fidelity® funds. Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), a Director of Tesoro Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Except for Anthony R. Rochte, correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Correspondence intended for Mr. Rochte may be sent to Fidelity SelectCo, LLC (SelectCo), 1225 17th Street, Denver, Colorado 80202-5541.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2017

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2017

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2017

President and Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2017

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

James D. Gryglewicz (1972)

Year of Election or Appointment: 2017

Chief Compliance Officer

Mr. Gryglewicz also serves as Chief Compliance Officer of other funds. Mr. Gryglewicz serves as Compliance Officer of Strategic Advisers, Inc. (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present), Senior Vice President of Asset Management Compliance (2009-present), and is an employee of Fidelity Investments (2004-present).

Brian B. Hogan (1964)

Year of Election or Appointment: 2017

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Anthony R. Rochte (1968)

Year of Election or Appointment: 2017

Vice President

Mr. Rochte also serves as Vice President of other funds. Mr. Rochte serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2012-present) and is an employee of Fidelity Investments (2012-present). Prior to joining Fidelity Investments, Mr. Rochte served as Senior Managing Director and head of State Street Global Advisors' North American Intermediary Business Group (2006-2012).

Stacie M. Smith (1974)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Fidelity Large Cap Growth Enhanced Index Fund	.40%
Actual		$1,000.00	$1,070.40	$4.14
Hypothetical-C		$1,000.00	$1,046.00	$4.09
Fidelity Large Cap Value Enhanced Index Fund	.40%
Actual		$1,000.00	$1,007.90	$4.02
Hypothetical-C		$1,000.00	$1,046.00	$4.09
Fidelity Large Cap Core Enhanced Index Fund	.40%
Actual		$1,000.00	$1,042.90	$4.09
Hypothetical-C		$1,000.00	$1,046.00	$4.09
Fidelity Mid Cap Enhanced Index Fund	.59%
Actual		$1,000.00	$1,017.20	$5.95
Hypothetical-C		$1,000.00	$1,044.10	$6.03
Fidelity International Enhanced Index Fund	.59%
Actual		$1,000.00	$1,147.40	$6.33
Hypothetical-C		$1,000.00	$1,044.10	$6.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 184 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Growth Enhanced Index Fund	$12,077,937
Fidelity Large Cap Value Enhanced Index Fund	$38,674,818
Fidelity Large Cap Core Enhanced Index Fund	$4,710,260
Fidelity Mid Cap Enhanced Index Fund	$50,011,036

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

April 2017
Fidelity Large Cap Growth Enhanced Index Fund	100%
Fidelity Large Cap Value Enhanced Index Fund	66%
Fidelity Large Cap Core Enhanced Index Fund	100%
Fidelity Mid Cap Enhanced Index Fund	100%
Fidelity International Enhanced Index Fund	–

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

April 2017
Fidelity Large Cap Growth Enhanced Index Fund	100%
Fidelity Large Cap Value Enhanced Index Fund	73%
Fidelity Large Cap Core Enhanced Index Fund	100%
Fidelity Mid Cap Enhanced Index Fund	100%
Fidelity International Enhanced Index Fund	–

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts

International Enhanced Index Fund

Large Cap Core Enhanced Index Fund

Large Cap Growth Enhanced Index Fund

Large Cap Value Enhanced Index Fund

Mid Cap Enhanced Index Fund

At its April 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Sub-Advisory Agreement) for four months through January 31, 2018, in connection with the change in oversight of the funds from another Fidelity Funds Board of Trustees to the Sector Portfolios Board of Trustees.

The Board considered that the approval of the Sub-Advisory Agreement will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the Sub-Advisory Agreement; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that the Sub-Advisory Agreement is fair and reasonable, and that the Sub-Advisory Agreement should be renewed, without modification, through January 31, 2018, with the understanding that the Board will consider the annual renewal for a full one year period in January 2018.

In connection with its consideration of future renewals of the Sub-Advisory Agreement, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the amendment to the New Advisory Contracts for the funds should be approved.

Board Approval of Investment Advisory Contracts

  International Enhanced Index Fund

Large Cap Core Enhanced Index Fund

Large Cap Growth Enhanced Index Fund

Large Cap Value Enhanced Index Fund

Mid Cap Enhanced Index Fund

At its July 2017 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for each fund (the Sub-Advisory Agreement) in connection with the conversion of each fund to a master-feeder structure. The Sub-Advisory Agreement permits each fund to aggregate its assets with those of a related exchange-traded fund feeder for purposes of calculating the effective sub-advisory fee rate to be paid to Geode.

The Board considered that the approval of the Sub-Advisory Agreement will not result in any changes in (i) the investment process or strategies employed in the management of the funds' assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the Sub-Advisory Agreement; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that the Sub-Advisory Agreement is fair and reasonable and should be approved.

In connection with its consideration of future renewals of the Sub-Advisory Agreement, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the management fee structures are fair and reasonable, and that the Sub-Advisory Agreements for the funds should be approved.

Proxy Voting Results

A special meeting of shareholders was held on March 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Donald F. Donahue
Affirmative	4,251,161,311.78	96.580
Withheld	150,560,345.58	3.420
TOTAL	4,401,721,657.36	100.000
Brian B. Hogan
Affirmative	4,241,813,790.79	96.368
Withheld	159,907,866.57	3.632
TOTAL	4,401,721,657.36	100.000
David A. Rosow
Affirmative	4,227,521,324.31	96.043
Withheld	174,200,333.05	3.957
TOTAL	4,401,721,657.36	100.000
Garnett A. Smith
Affirmative	4,247,477,480.79	96.496
Withheld	154,244,176.57	3.504
TOTAL	4,401,721,657.36	100.000
Carol B. Tomé
Affirmative	4,260,535,339.06	96.793
Withheld	141,186,318.30	3.207
TOTAL	4,401,721,657.36	100.000
Michael E. Wiley
Affirmative	4,245,954,069.99	96.462
Withheld	155,767,587.37	3.538
TOTAL	4,401,721,657.36	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Large Cap Core Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	298,098,053.26	89.664
Against	7,395,552.66	2.225
Abstain	19,599,665.57	5.895
Broker Non-Vote	7,370,166.53	2.216
TOTAL	332,463,438.02	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity® Large Cap Core Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	296,860,006.02	89.292
Against	6,802,624.42	2.046
Abstain	21,430,641.05	6.446
Broker Non-Vote	7,370,166.53	2.216
TOTAL	332,463,438.02	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Large Cap Value Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	1,854,799,753.44	91.848
Against	41,880,774.05	2.074
Abstain	100,243,472.75	4.964
Broker Non-Vote	22,504,618.53	1.114
TOTAL	2,019,428,618.77	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Large Cap Value Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	1,849,364,932.16	91.579
Against	30,374,181.50	1.505
Abstain	117,184,886.58	5.802
Broker Non-Vote	22,504,618.53	1.114
TOTAL	2,019,428,618.77	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Large Cap Growth Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	425,999,249.29	86.024
Against	18,965,399.25	3.830
Abstain	19,498,485.44	3.937
Broker Non-Vote	30,749,496.45	6.209
TOTAL	495,212,630.43	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Large Cap Growth Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	420,416,782.72	84.897
Against	20,182,182.67	4.076
Abstain	23,864,168.59	4.818
Broker Non-Vote	30,749,496.45	6.209
TOTAL	495,212,630.43	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® International Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	135,725,380.55	89.584
Against	4,673,601.15	3.085
Abstain	3,581,810.78	2.364
Broker Non-Vote	7,526,154.30	4.967
TOTAL	151,506,946.78	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® International Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	135,139,099.01	89.197
Against	4,930,694.79	3.255
Abstain	3,910,998.68	2.581
Broker Non-Vote	7,526,154.30	4.967
TOTAL	151,506,946.78	100.000

PROPOSAL 2A

To approve an amended and restated management contract between Fidelity® Mid Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	620,692,966.41	88.541
Against	17,513,295.54	2.498
Abstain	38,237,103.30	5.454
Broker Non-Vote	24,586,315.20	3.507
TOTAL	701,029,680.45	100.000

PROPOSAL 2B

To terminate the expense contract between Fidelity ® Mid Cap Enhanced Index Fund and FMRC.

	# of Votes	% of Votes
Affirmative	619,802,288.49	88.414
Against	13,260,499.66	1.891
Abstain	43,380,577.10	6.188
Broker Non-Vote	24,586,315.20	3.507
TOTAL	701,029,680.45	100.000
Proposal 1 reflects trust wide proposal and voting results.

GEI-ANN-1017
1.855140.111

Item 2.

Code of Ethics

As of the end of the period, August 31, 2017, Fidelity Commonwealth Trust II (the “trust”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that David A. Rosow is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Rosow is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) for the 6 month period ended August 31, 2017 and for the fiscal years ended February 28, 2017 and February 29, 2016 for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Mid Cap Enhanced Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$32,000	$4,400	$3,700	$2,100
Fidelity Large Cap Core Enhanced Index Fund	$32,000	$4,300	$5,400	$2,100
Fidelity Large Cap Growth Enhanced Index Fund	$32,000	$4,300	$3,700	$2,100
Fidelity Large Cap Value Enhanced Index Fund	$32,000	$4,300	$3,700	$2,100
Fidelity Mid Cap Enhanced Index Fund	$32,000	$4,300	$3,700	$2,100

February 28, 2017 FeesA,C

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$45,000	$4,700	$3,700	$2,300
Fidelity Large Cap Core Enhanced Index Fund	$46,000	$4,600	$5,400	$2,200
Fidelity Large Cap Growth Enhanced Index Fund	$45,000	$4,600	$3,700	$2,200
Fidelity Large Cap Value Enhanced Index Fund	$45,000	$4,600	$3,700	$2,200
Fidelity Mid Cap Enhanced Index Fund	$45,000	$4,600	$3,700	$2,200

February 29, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$49,000	$-	$6,500	$1,900
Fidelity Large Cap Core Enhanced Index Fund	$49,000	$-	$6,500	$1,900
Fidelity Large Cap Growth Enhanced Index Fund	$49,000	$-	$3,700	$1,900
Fidelity Large Cap Value Enhanced Index Fund	$52,000	$-	$3,700	$2,200
Fidelity Mid Cap Enhanced Index Fund	$49,000	$-	$4,700	$2,000

A Amounts may reflect rounding.

B For the six month period ended August 31, 2017.

C Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2017A,B	February 28, 2017A	February 29, 2016A,C
Audit-Related Fees	$9,815,000	$5,985,000	$5,470,000
Tax Fees	$105,000	$105,000	$-
All Other Fees	$-	$-	$-

A Amounts may reflect rounding.

B For the 6 month period ended August 31, 2017.

C Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for the six month period ended August 31, 2017 and for the fiscal years ended February 28, 2017 and February 29, 2016 are as follows:

Billed By	August 31, 2017A,B	February 28, 2017A,C	February 29, 2016A
PwC	$13,015,000	$8,025,000	$6,130,000

A Amounts may reflect rounding.

B For the six month period ended August 31, 2017.

C Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended August 31, 2017, February 28, 2017 and February 29, 2016, relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2017